UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22930

USCF ETF Trust

(Exact name of registrant as specified in charter)

1850 Mt. Diablo Blvd., Suite 640
Walnut Creek, CA 94596

(Address of principal executive offices) (Zip code)

USCF Advisers LLC
Mr. Stuart Crumbaugh
1850 Mt. Diablo Blvd., Suite 640
Walnut Creek, CA 94596

(Name and address of agent for service)

Registrant’s telephone number, including area code:  510-522-9600

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund SDCI | NYSE Arca, Inc. SEMI-ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	$31	0.60%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$281,897,419
Number of Portfolio Holdings	26
Portfolio Turnover Rate	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of December 31, 2025.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	91.1%	Energy	35.5%
		Grains & Oilseeds	7.1%
		Industrial Metals	14.7%
		Livestock	17.0%
		Precious Metals	7.2%
		Softs	20.1%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Gold Strategy Plus Income Fund USG | NYSE Arca, Inc. SEMI-ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about USCF Gold Strategy Plus Income Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Gold Strategy Plus Income Fund	$26	0.45%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$12,174,908
Number of Portfolio Holdings	4
Portfolio Turnover Rate	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of December 31, 2025.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	100.8%	Precious Metals	106.9%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Sustainable Battery Metals Strategy Fund ZSB | NYSE Arca, Inc. SEMI-ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about USCF Sustainable Battery Metals Strategy Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Sustainable Battery Metals Strategy Fund	$33	0.59%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$3,691,095
Number of Portfolio Holdings	40
Portfolio Turnover Rate	10%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of December 31, 2025.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Basic Materials	9.6%
Industrial	3.0%
Energy	0.1%
Commodity Derivatives	12.9%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Energy Commodity Strategy Absolute Return Fund USE | NYSE Arca, Inc. SEMI-ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about USCF Energy Commodity Strategy Absolute Return Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Energy Commodity Strategy Absolute Return Fund	$37	0.79%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$2,292,195
Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of December 31, 2025.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	93.7%	Energy	1.5%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Sustainable Commodity Strategy Fund ZSC | NYSE Arca, Inc. SEMI-ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about USCF Sustainable Commodity Strategy Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Sustainable Commodity Strategy Fund	$24	0.41%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$2,778,069
Number of Portfolio Holdings	60
Portfolio Turnover Rate	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of December 31, 2025.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	22.9%
Utilities	4.6%
Industrial	0.6%
Commodity Derivatives	3.5%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Oil Plus Bitcoin Strategy Fund WTIB | NYSE Arca, Inc. SEMI-ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about USCF Oil Plus Bitcoin Strategy Fund (the “Fund”) for the period of December 9, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the Period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Oil Plus Bitcoin Strategy Fund	$5(a)	0.89%

(a)	Based on the period December 9, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$369,395
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of December 31, 2025.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	67.2%	Bitcoin	99.7%
		Energy	101.0%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Midstream Energy Income Fund UMI | NYSE Arca, Inc. SEMI-ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about USCF Midstream Energy Income Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Midstream Energy Income Fund	$39	0.77%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$394,602,516
Number of Portfolio Holdings	24
Portfolio Turnover Rate	12%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of December 31, 2025.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	97.4%
Exchange Traded Fund	1.7%
Money Market Funds	0.3%

Material Fund Changes

This is a summary of certain changes to the Fund during the period. For more information, review the Fund’s current prospectus at www.uscfinvestments.com/filings/equities or upon request at 1-800-920-0259.

USCF Advisers LLC (the “Adviser”), the investment adviser of the Fund, contractually agreed to waive 0.16% from its 0.85% management fee, which took effect on October 1, 2025 (the “Effective Date”). In addition, on the Effective Date, Miller/Howard Investments, Inc., the sub-adviser to the Fund, contractually agreed to waive 0.08% from the 0.38% sub-advisory fee paid to it by the Adviser. These contractual waivers will remain in effect through October 31, 2026.

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Dividend Income Fund UDI | NYSE Arca, Inc. SEMI-ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about USCF Dividend Income Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Dividend Income Fund	$34	0.65%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$6,271,343
Number of Portfolio Holdings	42
Portfolio Turnover Rate	29%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of December 31, 2025.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Financial	39.6%
Consumer, Non-cyclical	23.1%
Communications	10.7%
Energy	9.1%
Utilities	7.2%
Technology	4.2%
Basic Materials	3.7%
Money Market Funds	1.1%
Consumer, Cyclical	1.0%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in Item 7 of this report.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The semi-annual financial statements are filed herewith.

(b) The financial highlights are filed herewith.

SEMI-ANNUAL REPORT
Financial Statements and Other Information

December 31, 2025

USG
USCF Gold Strategy Plus Income Fund

UDI
USCF Dividend Income Fund

WTIB
USCF Oil Plus Bitcoin Strategy Fund

UMI
USCF Midstream Energy Income Fund

ZSB
USCF Sustainable Battery Metals Strategy Fund

USE
USCF Energy Commodity Strategy Absolute Return Fund

ZSC
USCF Sustainable Commodity Strategy Fund

USCF ETF TRUST
TABLE OF CONTENTS

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts—Long
Foreign Contracts(a)
ICE Low Sulphur Gasoil Futures QS, January contracts	66	$4,392,725	Jan-26	$(282,575)	(0.1)%
LME Tin Futures LT, January contracts	114	21,763,009	Jan-26	1,353,911	0.5%
LME Zinc Futures LX, January contracts	282	21,481,728	Jan-26	327,871	0.1%
LME Tin Futures LT, February contracts	75	15,424,500	Feb-26	(200,625)	(0.1)%
ICE Brent Crude Futures CO, April contracts	311	18,873,090	Feb-26	(60,700)	(0.0	)%(b)
ICE Low Sulphur Gasoil Futures QS, May contracts	245	14,818,575	May-26	3,925	0.0	%(c)
	1,093	96,753,627		1,141,807	0.4%
United States Contracts(a)
NYMEX WTI Crude Oil Futures CL, March contracts	329	18,872,998	Feb-26	(47,618)	(0.0	)%(b)
NYMEX Natural Gas Futures NG, March contracts	597	19,695,920	Feb-26	(1,009,820)	(0.4)%
CME Live Cattle Futures LC, February contracts	209	19,057,520	Feb-26	304,240	0.1%
CBOT Soybean Oil Futures SO, March contracts	644	19,001,414	Mar-26	(237,830)	(0.1)%
ICE Cocoa Futures CC, March contracts	321	19,527,900	Mar-26	(59,250)	(0.0	)%(b)
ICE Coffee Futures KC, March contracts	148	20,481,188	Mar-26	(1,125,563)	(0.4)%
CME Cattle Feeder Futures FC, March contracts	113	19,367,138	Mar-26	143,724	0.1%
COMEX Copper Futures HG, March contracts	137	19,590,287	Mar-26	(129,437)	(0.0	)%(b)
COMEX Silver Futures SI, March contracts	53	19,709,995	Mar-26	(1,000,200)	(0.4)%
NYMEX NY Harbour ULSD Futures HO, April contracts	217	20,442,903	Mar-26	(1,563,252)	(0.6)%
ICE Sugar #11 Futures SB, May contracts	1,147	$18,086,086	Apr-26	746,736	0.3%
	3,915	213,833,349		(3,978,270)	(1.4)%

The accompanying notes are an integral part of the financial statements.

2	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited) (concluded)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts—Short
Foreign Contracts(a),(d)
LME Tin Futures LT, January contracts	89	(18,328,135)	Jan-26	$280,715	0.1%
LME Zinc Futures LX, January contracts	214	(16,502,928)	Jan-26	(47,618)	(0.0	)%(b)
	303	(34,831,063)		233,097	0.1%
Total Open Commodity Futures Contracts(e)	5,311	$275,755,913		$(2,603,366)	(0.9)%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents greater than (0.05)%.
(c)	Position represents less than 0.05%.
(d)	All short contracts are acquired solely for the purpose of reducing a long position. LME futures contracts settle on their respective maturity date.
(e)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.

Summary of Portfolio Holdings by Country^
United States	152.8%
United Kingdom	(52.8)
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Commodity Derivatives	(0.8)%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

3

USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts—Long(a)
United States Contracts(b)
COMEX Gold 100 OZ Futures GC, February contracts	28	$12,514,320	Feb-26	$(359,240)	(3.0)%

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Written Call Options	% of Total Net Assets
Written Call Options
United States Contracts(b)
COMEX Gold Futures February 2025 Option Contracts, Call @ $5000, (Premiums received $34,185)	(28)	$(34,185)	Jan-26	$(5,600)	0.0%

(a)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.
(b)	All, or part of investment is held in the Fund’s wholly owned subsidiary.

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Commodity Derivatives	(3.0)%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

4	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts—Long
Foreign Contracts(a)
LME Nickel Futures LN, March contracts	3	$267,506	Mar-26	$31,995	0.9%
LME Zinc Futures LX, March contracts	3	231,378	Mar-26	2,541	0.1%
SGX IODEX IO Futures, March contracts	12	119,925	Mar-26	5,835	0.2%
ICE ECX EMISSION Futures MO, December contracts	4	393,901	Dec-26	13,206	0.4%
	22	1,012,710		53,577	1.6%
United States Contracts(a)
COMEX Aluminum Futures AL, March contracts	6	427,031	Mar-26	18,806	0.5%
COMEX Copper Futures HG, March contracts	3	395,225	Mar-26	30,925	0.8%
COMEX Silver Futures SI, March contracts	1	242,675	Mar-26	110,340	3.0%
COMEX Cobalt Fastmarket Futures CV, March contracts	9	517,998	Mar-26	11,773	0.3%
COMEX Lithium Carbonate CIF CJK Fastmarket Futures LJ, March contracts	12	140,600	Mar-26	52,960	1.4%

COMEX Lithium LiOH Futures LF, March contracts	45	496,000	Mar-26	199,250	5.4%
	76	2,219,529		424,054	11.4%
Total Open Commodity Futures Contracts(b)	98	$3,232,239		$477,631	13.0%

The accompanying notes are an integral part of the financial statements.

5

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Common Stocks
Australia
Iluka Resources Ltd.	575	$2,209	0.1%
Lynas Rare Earths Ltd.(c)	6,072	49,762	1.4%
Mineral Resources Ltd.(c)	78	2,813	0.1%
Pilbara Minerals Ltd.(c)	1,794	5,022	0.1%
		59,806	1.7%
Brazil
Vale SA, ADR	100	1,303	0.0	%(d)
Chile
Sociedad Quimica y Minera de Chile SA, ADR(c)	300	20,640	0.6%
China
Beijing Easpring Material Technology Co. Ltd. – Class A	200	1,654	0.0	%(d)
China Northern Rare Earth Group High-Tech Co. Ltd. – Class A	2,400	15,851	0.4%
Ganfeng Lithium Group Co. Ltd. – Class H, 144A(e)	800	5,353	0.2%
Guangzhou Tinci Materials Technology Co. Ltd. – Class A	500	3,320	0.1%
Jinduicheng Molybdenum Co. Ltd. – Class A	10,600	23,668	0.6%
Ningbo Ronbay New Energy Technology Co. Ltd. – Class A	436	2,208	0.1%
Shenzhen Capchem Technology Co. Ltd. – Class A	300	2,251	0.1%
Shenzhen Dynanonic Co. Ltd. – Class A(c)	100	631	0.0	%(d)
Sinofibers Technology Co. Ltd. – Class A	3,700	21,612	0.6%
Tianqi Lithium Corp. – Class H(c)	200	1,313	0.0	%(d)
Xiangtan Electrochemical Scientific Co. Ltd. – Class A	2,000	4,060	0.1%
Xinte Energy Co. Ltd. – Class H(c)	4,000	3,788	0.1%
		85,709	2.3%
France
Eramet SA	284	19,109	0.5%
Germany
SGL Carbon SE(c)	11,128	40,485	1.1%
Wacker Chemie AG	281	22,681	0.6%
		63,166	1.7%
Japan
Nippon Carbon Co. Ltd.	900	25,353	0.7%
Nippon Denko Co. Ltd.	2,900	6,627	0.2%
Toho Titanium Co. Ltd.	100	844	0.0	%(d)
		32,824	0.9%

The accompanying notes are an integral part of the financial statements.

6	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Common Stocks (continued)
Norway
Elkem ASA, 144A(c)(e)	17,453	$52,594	1.4%
South Korea
Ecopro BM Co. Ltd.(c)	6	610	0.0	%(d)

United States
Albemarle Corp.	200	28,288	0.8%
GrafTech International Ltd.(c)	2,220	34,432	0.9%
MP Materials Corp.(c)	1,400	70,728	1.9%
Tronox Holdings PLC	200	834	0.0	%(d)
		134,282	3.6%
Total Common Stocks
(Cost $387,767)		$470,043	12.7%

Total Investments
(Cost $387,767)		$470,043	12.7%
Other Assets in Excess of Liabilities		3,221,052	87.3%
Total Net Assets		$3,691,095	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.
(c)	Non-income producing security.
(d)	Position represents less than 0.05%.
(e)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $57,946, which represents 1.6% of net assets as of December 31, 2025.

The accompanying notes are an integral part of the financial statements.

7

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited) (concluded)

Summary of Portfolio Holdings by Country^
United States	28.6%
China	18.2
Germany	13.4
Australia	12.7
Norway	11.2
Japan	7.0
Chile	4.4
France	4.1
Brazil	0.3
South Korea	0.1
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Basic Materials	9.6%
Industrial	3.0%
Energy	0.1%
Commodity Derivatives	12.9%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

8	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts—Long
United States Contracts(a)
NYMEX E-Mini Crude Oil Futures EC, March contracts, March contracts	1	$29,087	Feb-26	$(478)	(0.0	)%(b)
NYMEX WTI Crude Oil Futures CL, December contracts, December contracts	51	2,932,500	Nov-26	(29,580)	(1.3)%
NYMEX Natural Gas Futures NG, December contracts, December contracts	12	545,520	Nov-26	(10,440)	(0.5)%
NYMEX RBOB Gasoline Futures RB, March contracts, December contracts	3	210,521	Nov-26	(1,852)	(0.1)%
	67	3,717,628		(42,350)	(1.9)%
Open Commodity Futures Contracts—Short
United States Contracts(a),(c)
NYMEX NYMEX WTI Crude Oil Futures CL, March contracts, March contracts	51	(2,950,350)	Feb-26	32,130	1.4%
NYMEX NYMEX Natural Gas Futures NG, March contracts, March contracts	17	(680,300)	Feb-26	148,200	6.5%
NYMEX RBOB Gasoline Futures RB, March contracts, March contracts	3	(221,130)	Feb-26	1,701	0.1%
	71	(3,851,780)		182,031	8.0%
Total Open Commodity Futures Contracts(d)	138	$(134,152)		$139,681	6.1%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents greater than (0.05)%.
(c)	All short contracts are acquired solely for the purpose of reducing a long position. NYMEX futures contracts settle on their respective maturity date.
(d)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.

The accompanying notes are an integral part of the financial statements.

9

USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited) (concluded)

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Commodity Derivatives	6.1%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

10	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts—Long
Foreign Contracts(a)
Euronext Rapeseed EURO Futures IJ, February contracts	3	$82,150	Jan-26	$(3,470)	(0.1)%
ICE Canola Futures RS, March contracts	9	81,400	Mar-26	(3,095)	(0.1)%
LME Nickel Futures LN, March contracts	1	90,695	Mar-26	9,138	0.3%
LME Zinc Futures LX, March contracts	1	77,306	Mar-26	667	0.0	%(b)
SGX IODEX IO Futures, March contracts	6	61,986	Mar-26	894	0.0	%(b)
ICE ECX EMISSION Futures MO, December contracts	1	95,085	Dec-26	5,804	0.2%
	21	488,622		9,938	0.3%
United States Contracts(a)
ICE Sugar #11 Futures SB, March contracts	2	36,422	Feb-26	(2,800)	(0.1)%
ICE Cotton Futures CT, March contracts	1	32,885	Mar-26	(750)	(0.0	)%(c)
CBOT Corn Futures C, March contracts	8	177,200	Mar-26	(1,100)	(0.0	)%(c)
CBOT Rough Rice Futures RR, March contracts	4	83,800	Mar-26	(4,400)	(0.2)%
CBOT Soybean Futures S, March contracts	2	110,575	Mar-26	(5,825)	(0.2)%
CBOT Wheat Future W, March contracts	3	82,463	Mar-26	(6,413)	(0.2)%
ICE Cocoa Futures CC, March contracts	1	62,720	Mar-26	(2,070)	(0.1)%
ICE Coffee Futures KC, March contracts	1	142,144	Mar-26	(11,362)	(0.4)%

The accompanying notes are an integral part of the financial statements.

11

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts—Long (continued)
United States Contracts (continued)
COMEX Aluminum Futures AL, March contracts	2	141,625	Mar-26	$6,988	0.3%
COMEX Copper Futures HG, March contracts	1	125,950	Mar-26	16,100	0.6%
COMEX Lithium LiOH Futures LF, March contracts	20	214,000	Mar-26	95,000	3.4%
NYMEX Chicago Ethanol S Futures CU, March contracts	1	70,140	Mar-26	(1,680)	(0.1)%
ICE PJM TQRECC I ZQ, July contracts	11	28,580	Jul-26	1,175	0.0	%(b)
ICE Biodiesel D4 RIN Futures RI, December contracts	1	53,250	Dec-26	2,925	0.1%
ICE CA Low Carbon Fuel Futures ZR, December contracts	2	11,800	Dec-26	350	0.0	%(b)
	60	1,373,554		86,138	3.1%
Total Open Commodity Futures Contracts(d)	81	$1,862,176		$96,076	3.4%

	Shares	Value	% of Total Net Assets
Common Stocks
Aerospace & Defense
Hexcel Corp.	100	$7,390	0.3%
Electric
Ameresco, Inc. – Class A(e)	100	2,929	0.1%
Auren Energia SA	6,817	14,767	0.5%
Boralex, Inc. – Class A	800	14,783	0.5%
Brookfield Renewable Corp.	300	11,502	0.4%
China Yangtze Power Co. Ltd. – Class A	500	1,948	0.1%

The accompanying notes are an integral part of the financial statements.

12	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Common Stocks (continued)
Electric (continued)
EDP Renovaveis SA	1,132	$15,976	0.6%
Light S/A(e)	9,300	8,028	0.3%
Meridian Energy Ltd.	3,340	10,774	0.4%
NextEra Energy, Inc.	200	16,056	0.6%
Ormat Technologies, Inc.	100	11,047	0.4%
Orsted AS, 144A(e)(f)	232	4,426	0.2%
ReNew Energy Global PLC – Class A(e)	2,600	14,690	0.5%
		126,926	4.6%
Energy - Alternate Sources
Array Technologies, Inc.(e)	3,500	32,270	1.2%
Cadeler A/S(e)	1,326	6,241	0.2%
Canadian Solar, Inc.(e)	2,500	59,425	2.1%
Corp. ACCIONA Energias Renovables SA	780	20,456	0.7%
Enphase Energy, Inc.(e)	100	3,205	0.1%
ERG SpA	168	4,320	0.2%
First Solar, Inc.(e)	200	52,246	1.9%
Flat Glass Group Co. Ltd. – Class H	8,000	9,702	0.3%
Grenergy Renovables SA(e)	1,150	115,927	4.2%
JA Solar Technology Co. Ltd. – Class A(e)	10,100	16,574	0.6%
LONGi Green Energy Technology Co. Ltd. – Class A(e)	14,000	36,494	1.3%
Maxeon Solar Technologies Ltd.(e)	1,831	5,035	0.2%
Ming Yang Smart Energy Group Ltd. – Class A	2,900	6,019	0.2%
Motech Industries, Inc.	16,000	10,931	0.4%
Nordex SE(e)	1,599	54,163	1.9%
OY Nofar Energy Ltd.(e)	536	18,859	0.7%
Risen Energy Co. Ltd. – Class A(e)	3,100	6,506	0.2%
Scatec ASA, 144A(e)(f)	953	10,011	0.4%
Solaria Energia y Medio Ambiente SA(e)	1,641	34,857	1.2%
Sungrow Power Supply Co. Ltd. – Class A	2,280	55,871	2.0%
Sunrun, Inc.(e)	1,300	23,920	0.9%
TCL Zhonghuan Renewable Energy Technology Co. Ltd. – Class A(e)	22,500	27,642	1.0%
Titan Wind Energy Suzhou Co. Ltd. – Class A	10,700	10,518	0.4%
TPI Composites, Inc.(e)	4,300	50	0.0	%(b)
United Renewable Energy Co. Ltd.(e)	57,000	$15,577	0.6%
		636,819	22.9%

The accompanying notes are an integral part of the financial statements.

13

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Machinery – Construction & Mining
GoodWe Technologies Co. Ltd. – Class A(e)	1,079	9,602	0.3%
Total Common Stocks
(Cost $719,718)		$780,737	28.1%
Total Investments
(Cost $719,718)		$780,737	28.1%
Other Assets in Excess of Liabilities		1,997,332	71.9%
Total Net Assets		$2,778,069	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents less than 0.05%.
(c)	Position represents greater than (0.05)%.
(d)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.
(e)	Non-income producing security.
(f)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $14,437, which represents 0.5% of net assets as of December 31, 2025.

The accompanying notes are an integral part of the financial statements.

14	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited) (concluded)

A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2025 is as follows:

Value at 06/30/2025	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Long-Term Capital Gains Distributions	Number of Shares at 12/31/25	Value at 12/31/25
Exchange-Traded Fund — —%
USCF Sustainable Battery Metals Strategy Fund
$ 786,990	$—	$(967,321)	$(162,370)	$342,701	$1,478	$—	—	$—

Summary of Portfolio Holdings by Country^
Spain	24.0%
China	23.2
United States	19.7
Canada	11.0
Germany	6.9
Taiwan	3.4
Brazil	2.9
Israel	2.4
India	1.9
New Zealand	1.4
Denmark	1.4
South Africa	1.3
Italy	0.5
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	22.9%
Utilities	4.6%
Industrial	0.6%
Commodity Derivatives	3.5%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

15

USCF ETF TRUST

USCF OIL PLUS BITCOIN STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts—Long
United States Contracts(a)
WTI Crude Oil Futures WM, February 2026 contracts, contracts	65	$376,812	Jan-26	$(3,582)	(1.0)%
CME Micro Bitcoin BM, January 2026 contracts, January 2022 contracts	12	110,836	Jan-26	(5,374)	(1.4)%
	77	487,648		(8,956)	(2.4)%
Total Open Commodity Futures Contracts(b)	77	$487,648		$(8,956)	(2.4)%
Exchange-Traded Funds
Proshares Ultra Bitcoin ETF
(Cost $129,828)			5,900	$130,331	35.3%

Short-Term Investments
Total Investments
(Cost $129,809)				$130,331	35.3%
Other Assets in Excess of Liabilities				239,064	64.7%
Total Net Assets				$369,395	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.

The accompanying notes are an integral part of the financial statements.

16	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

USCF OIL PLUS BITCOIN STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited) (concluded)

Summary of Portfolio Holdings by Country^
United States	(7.4)%

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Exchange-Traded Funds	35.3%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

17

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited)

	% of Total
	Net Assets	Shares	Value
Common Stocks	68.8%
Pipelines	68.8%
Antero Midstream Corp.	4.5%	985,541	$17,532,774
Cheniere Energy, Inc.	3.5%	70,853	13,773,115
DT Midstream, Inc.	6.5%	215,627	25,806,239
Enbridge, Inc.	7.4%	611,159	29,231,735
Gibson Energy, Inc.	2.0%	438,136	8,029,164
Hess Midstream LP – Class A	2.9%	335,842	11,586,549
Keyera Corp.	4.4%	540,069	17,335,791
Kinder Morgan, Inc.	6.4%	915,832	25,176,222
Kinetik Holdings, Inc.	0.8%	85,261	3,073,659
ONEOK, Inc.	3.6%	193,613	14,230,555
Pembina Pipeline Corp.	4.3%	445,565	16,958,204
Rockpoint Gas Storage, Inc. – Class A	1.1%	210,930	4,308,619
South Bow Corp.	4.4%	627,365	17,233,717
Targa Resources Corp.	4.7%	101,011	18,636,530
TC Energy Corp.	4.7%	339,084	18,653,011
Williams Cos., Inc. (The)	7.6%	497,535	29,906,829
			271,472,713
Total Common Stocks
(Cost $197,354,910)	68.8%		271,472,713
Master Limited Partnerships	28.6%
Pipelines	28.6%
Energy Transfer LP	7.7%	1,851,311	30,528,118
Enterprise Products Partners LP	7.7%	954,178	30,590,947
Genesis Energy LP	0.7%	184,815	2,883,114
MPLX LP	5.9%	434,362	23,181,900
Plains GP Holdings LP – Class A(a)	4.3%	877,667	16,798,546
Western Midstream Partners LP	2.3%	227,965	9,004,618
			112,987,243
Total Master Limited Partnerships
(Cost $73,236,816)	28.6%		112,987,243

Exchange-Traded Funds	1.7%
Alerian Energy Infrastructure ETF
(Cost $6,864,824)	1.7%	217,375	6,837,530

Money Market Funds	0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost $1,133,410)	0.3%	1,133,410	1,133,410
Total Investments
(Cost $278,589,960)	99.4%		$392,430,896
Other Assets in Excess of Liabilities	0.6%		2,171,620
Total Net Assets	100.0%		$394,602,516

(a)	Non-income producing security.
(b)	Reflects the 7-day yield at December 31, 2025.

The accompanying notes are an integral part of the financial statements.

18	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited) (concluded)

Summary of Portfolio Holdings by Country^
United States	71.5%
Canada	28.5
100.0%

% of Total
Summary of Portfolio Holdings by Sector	Net Assets
Energy	97.4%
Exchange-Traded Funds	1.7%
Money Market Funds	0.3%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

19

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited)

	% of Total
	Net Assets	Shares	Value
Common Stocks	98.6%
Advertising	2.2%
Omnicom Group, Inc.	2.2%	1,705	137,679

Banks	23.5%
Bank of America Corp.	2.8%	3,123	$171,765
Bank of New York Mellon Corp. (The)	2.0%	1,066	123,752
Citigroup, Inc.	3.2%	1,727	201,524
East West Bancorp, Inc.	3.3%	1,850	207,921
Goldman Sachs Group, Inc. (The)	2.1%	152	133,608
M&T Bank Corp.	2.1%	659	132,775
Regions Financial Corp.	2.1%	4,926	133,495
State Street Corp.	3.7%	1,808	233,250
US Bancorp	2.2%	2,550	136,068
			1,474,158
Beverages	1.1%
Coca-Cola Co. (The)	1.1%	935	65,366
Biotechnology	3.8%
Gilead Sciences, Inc.	3.8%	1,913	234,802
Chemicals	3.7%
Eastman Chemical Co.	1.9%	1,844	117,703
Nutrien Ltd.	1.8%	1,831	113,009
			230,712
Commercial Services	1.1%
H&R Block, Inc.	1.1%	1,618	70,512
Diversified Financial Services	2.6%
CME Group, Inc.	2.6%	602	164,394
Electric	7.2%
CMS Energy Corp.	1.4%	1,245	87,063
Entergy Corp.	2.0%	1,348	124,596
Exelon Corp.	2.5%	3,549	154,701
OGE Energy Corp.	1.3%	1,938	82,752
			449,112
Food	0.9%
Hormel Foods Corp.	0.9%	2,393	56,714
Healthcare-Products	3.2%
Medtronic PLC	3.2%	2,107	202,398
Insurance	4.1%
Old Republic International Corp.	4.1%	5,680	259,235
Media	1.8%
Comcast Corp. – Class A	1.8%	3,820	114,180

The accompanying notes are an integral part of the financial statements.

20	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited) (continued)

	% of Total
	Net Assets	Shares	Value
Common Stocks (continued)
Oil & Gas	7.7%
Canadian Natural Resources Ltd.	2.1%	3,995	$135,231
ConocoPhillips	3.2%	2,141	200,419
Phillips 66	2.4%	1,149	148,267
			483,917
Pharmaceuticals	13.1%
AbbVie, Inc.	4.2%	1,164	265,962
GSK PLC, ADR	3.8%	4,818	236,275
Johnson & Johnson	5.1%	1,537	318,082
			820,319
Pipelines	1.4%
TC Energy Corp.	1.4%	1,575	86,641

REITS	9.3%
Equity LifeStyle Properties, Inc.	1.8%	1,899	115,099
Host Hotels & Resorts, Inc.	2.0%	7,121	126,255
Lamar Advertising Co. – Class A	1.9%	915	115,821
STAG Industrial, Inc.	1.0%	1,692	62,198
VICI Properties, Inc. – Class A	2.6%	5,852	164,558
			583,931
Retail	1.0%
Gap, Inc. (The)	1.0%	2,497	63,923
Semiconductors	1.4%
Texas Instruments, Inc.	1.4%	515	89,347
Software	2.8%
Paychex, Inc.	2.8%	1,575	176,684
Telecommunications	6.7%
Cisco Systems, Inc.	4.5%	3,611	278,155
Verizon Communications, Inc.	2.2%	3,437	139,989
			418,144
Total Common Stocks
(Cost $5,718,727)	98.6%		6,182,168
Money Market Funds	1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.65%(a)
(Cost $71,040)	1.1%	71,040	71,040
Total Investments
(Cost $5,789,767)	99.7%		$6,253,208
Other Assets in Excess of Liabilities	0.3%		18,135
Total Net Assets	100.0%		$6,271,343

(a)	Reflects the 7-day yield at December 31, 2025.

The accompanying notes are an integral part of the financial statements.

21

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2025 (unaudited) (concluded)

Summary of Portfolio Holdings by Country^
United States	94.6%
Canada	5.4
100.0%

% of Total
Summary of Portfolio Holdings by Sector	Net Assets
Financial	39.6%
Consumer, Non-cyclical	23.1%
Communications	10.7%
Energy	9.1%
Utilities	7.2%
Technology	4.2%
Basic Materials	3.7%
Money Market Funds	1.1%
Consumer, Cyclical	1.0%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

22	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025 (unaudited)

	USCF
	SummerHaven
	Dynamic	USCF Gold
	Commodity	Strategy
	Strategy No K-1	Plus Income
	Fund	Fund
Assets:
Cash and Cash Equivalents	257,198,339	12,396,618
Receivables:
Deposits at Broker for Futures Contracts	22,268,142	610,811
Unsettled Open Futures Contracts	1,962,497	—
Dividends and Interest	864,521	49,146
Capital Shares	—	250
Total Assets	282,293,499	13,056,825

Liabilities:
Written Call Options, at fair value	—	5,600
Payables:
Unsettled Open Futures Contracts	248,243	—
Accrued Management Fees, Net	147,837	6,215
Capital Shares	—	870,102
Total Liabilities	396,080	881,917
Total Net Assets	$281,897,419	$12,174,908

Net Assets Consist of:
Paid In Capital	$278,357,321	$11,727,453
Total Distributable Earnings (Accumulated Losses)	3,540,098	447,455
Total Net Assets	$281,897,419	$12,174,908

Net Asset Value Per Share:
Total Net Assets	$281,897,419	$12,174,908
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	12,775,000	350,000
Net Asset Value	$22.07	$34.80
Investments, at Cost	$—	$—
Written Call Options, Premiums Received	$—	$34,185

The accompanying notes are an integral part of the financial statements.

23

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025 (unaudited) (continued)

		USCF Energy
	USCF	Commodity
	Sustainable	Strategy
	Battery Metals	Absolute
	Strategy Fund	Return Fund
Assets:
Investments, at Value	$470,043	$—
Cash and Cash Equivalents	2,808,642	1,993,489
Receivables:
Variation Margin on Futures Contracts, Net	48,016	158,237
Deposits at Broker for Futures Contracts	323,461	135,097
Unsettled Open Futures Contracts	34,536	—
Dividends and Interest	7,804	6,931
Total Assets	3,692,502	2,293,754

Liabilities:
Due to Custodian, Foreign Currency, at Value (cost $(98) and $—, respectively)	—	—
Payables:
Accrued Management Fees, Net	1,407	1,559
Total Liabilities	1,407	1,559
Total Net Assets	$3,691,095	$2,292,195

Net Assets Consist of:
Paid In Capital	$3,021,085	$2,577,375
Total Distributable Earnings (Accumulated Losses)	670,010	(285,180)
Total Net Assets	$3,691,095	$2,292,195

Net Asset Value Per Share:
Total Net Assets	$3,691,095	$2,292,195
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	175,000	100,000
Net Asset Value	$21.09	$22.92
Investments, at Cost	$387,767	$—

The accompanying notes are an integral part of the financial statements.

24	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025 (unaudited) (concluded)

	USCF
	Sustainable	USCF Oil Plus
	Commodity	Bitcoin
	Strategy Fund	Strategy Fund
Assets:
Investments, at Value	$780,737	$130,331
Cash and Cash Equivalents	1,782,398	171,996
Receivables:
Deposits at Broker for Futures Contracts	143,535	55,627
Variation Margin on Futures Contracts, Net	54,999	11,343
Unsettled Open Futures Contracts	9,805	—
Dividends and Interest	5,673	298
Reimbursement from Adviser, Net	922	—
Total Assets	2,778,069	369,595

Liabilities:
Due to Custodian, Foreign Currency, at Value (cost $2,587 and $—, respectively)	—	—
Payables:
Accrued Management Fees, Net	—	200
Total Liabilities	—	200
Total Net Assets	$2,778,069	$369,395

Net Assets Consist of:
Paid In Capital	$2,907,104	$399,999
Total Distributable Earnings (Accumulated Losses)	(129,035)	(30,604)
Total Net Assets	$2,778,069	$369,395

Net Asset Value Per Share:
Total Net Assets	$2,778,069	$369,395
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	100,000	20,000
Net Asset Value	$27.78	$18.47
Investments, at Cost	$719,718	$129,809

The accompanying notes are an integral part of the financial statements.

25

USCF ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025 (unaudited)

	USCF
	Midstream	USCF
	Energy Income	Dividend
	Fund	Income Fund
Assets:
Investments, at Value	$392,430,896	$6,253,208
Cash and Cash Equivalents	168,887	—
Foreign Currency, at Value (cost $165,300 and $—, respectively)	165,306	—
Receivables:
Investment Securities Sold	1,920,053	—
Dividends	734,297	18,338
Foreign Tax Reclaim	548,688	2,897
Interest	5,446	190
Total Assets	395,973,573	6,274,633

Liabilities:
Payables:
Investment Securities Purchased	1,140,887	—
Accrued Management Fees, Net	230,170	3,290
Total Liabilities	1,371,057	3,290
Total Net Assets	$394,602,516	$6,271,343

Net Assets Consist of:
Paid In Capital	$276,237,810	$5,856,566
Total Distributable Earnings (Accumulated Losses)	118,364,706	414,777
Total Net Assets	$394,602,516	$6,271,343

Net Asset Value Per Share:
Total Net Assets	$394,602,516	$6,271,343
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	8,020,000	195,000
Net Asset Value	$49.20	$32.16
Investments, at Cost	$278,589,960	$5,789,767

The accompanying notes are an integral part of the financial statements.

26	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2025

	USCF
	SummerHaven
	Dynamic	USCF Gold
	Commodity	Strategy Plus
	Strategy No K-1	Income
	Fund	Fund
Investment Income:
Interest Income	$4,795,688	$291,824
Total Investment Income	4,795,688	291,824

Expenses:
Management Fees	985,471	32,953
Total Expenses	985,471	32,953
Less Fees Waived (Note 4)	(246,368)	—
Net Expenses	739,103	32,953
Net Investment Income (Loss)	4,056,585	258,871

Realized and Unrealized Appreciation (Depreciation) on Investments:
Net Realized Gain (Loss) on Written Call Options	—	304,915
Net Realized Gain (Loss) on Investments	(2,446)	(191)
Commodity Futures Contracts(a)	10,631,662	2,988,723
Net Realized Gain (Loss)	10,629,216	3,293,447
Net Change in Unrealized Appreciation (Depreciation) on:
Written Call Options	—	16,555
Commodity Futures Contracts	(2,877,325)	(270,930)
Net Change in Unrealized Appreciation (Depreciation)	(2,877,325)	(254,375)
Net Realized and Change in Unrealized Gain (Loss) on Commodity Futures Contracts, Written Call Options and Short-term investments	7,751,891	3,039,072
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,808,476	$3,297,943

(a)	Net of commissions of $108,080 and $3,777, respectively.

The accompanying notes are an integral part of the financial statements.

27

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2025 (continued)

		USCF Energy
	USCF	Commodity
	Sustainable	Strategy
	Battery Metals	Absolute
	Strategy Fund	Return Fund
Investment Income:
Dividend Income (Less Net Foreign Withholding Tax $136 and $0)	$1,175	$—
Interest Income	28,358	53,155
Total Investment Income	29,533	53,155
Expenses:
Management Fees	7,155	10,659
Total Expenses	7,155	10,659
Less Fees Waived (Note 4)	(1,811)	—
Net Expenses	5,344	10,659
Net Investment Income (Loss)	24,189	42,496

Realized and Unrealized Appreciation (Depreciation) on Investments:
Net Realized Gain (Loss) on:
Investments	9,856	(214)
Commodity Futures Contracts(a)	282,109	(441,651)
Foreign Currency Translations	(1,705)	—
Net Realized Gain (Loss)	290,260	(441,865)
Net Change in Unrealized Appreciation (Depreciation) on:
Commodity Futures Contracts	462,320	51,676
Investments	88,305	—
Foreign Currency Translations	1,750	—
Net Change in Unrealized Appreciation (Depreciation)	552,375	51,676
Net Realized and Change in Unrealized Gain (Loss) on Investments	842,635	(390,189)
Net Increase (Decrease) in Net Assets Resulting from Operations	$866,824	$(347,693)

(a)	Net of commissions of $6,153 and $9,500, respectively.

The accompanying notes are an integral part of the financial statements.

28	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2025 (concluded)

	USCF	USCF Oil Plus
	Sustainable	Bitcoin
	Commodity	Strategy
	Strategy Fund	Fund
Investment Income:
Dividend Income (Less Net Foreign Withholding Tax $0 and $279)	$2,899	$—
Interest Income	22,108	100
Total Investment Income	25,007	100

Expenses:
Management Fees	10,116	200
Total Expenses	10,116	200
Less Fees Waived (Note 4)	(2,561)	—
Less Fees Waived from Affiliated Investments (Note 4)	(2,284)	—
Net Expenses	5,271	200
Net Investment Income (Loss)	19,736	(100)

Realized and Unrealized Appreciation (Depreciation) on Investments:
Net Realized Gain (Loss) on:
Investments	(165,414)	5
Commodity Futures Contracts(a)	(11,337)	(22,075)
Foreign Currency Translations	50	—
Net Realized Gain (Loss)	(176,701)	(22,070)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	556,941	522
Foreign Currency Translations	95,697	—
Commodity Futures Contracts	21,971	(8,956)
Net Change in Unrealized Appreciation (Depreciation)	674,609	(8,434)
Net Realized and Change in Unrealized Gain (Loss) on Investments	497,908	(30,504)
Net Increase (Decrease) in Net Assets Resulting from Operations	$517,644	$(30,604)

(a)	Net of commissions of $— and $1,766, respectively.

The accompanying notes are an integral part of the financial statements.

29

USCF ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2025

	USCF
	Midstream	USCF
	Energy Income	Dividend
	Fund	Income Fund
Investment Income:
Dividend Income (Less Net Foreign Withholding Tax $474,656 and $1,097)	$6,441,762	$85,235
Interest Income	28,601	1,778
Total Investment Income	6,470,363	87,013

Expenses:
Management Fees	1,651,113	15,971
Total Expenses	1,651,113	15,971
Less Fees Waived (Note 4)	(155,793)	—
Net Expenses	1,495,320	15,971
Net Investment Income (Loss)	4,975,043	71,042

Realized and Unrealized Appreciation (Depreciation) on Investments:
Net Realized Gain (Loss) on:
Investments	(1,416,211)	(97,289)
In-kind Redemptions	2,593,168	42,270
Foreign Currency Translations	(16,451)	—
Net Realized Gain (Loss)	1,160,506	(55,019)
Net Change in Unrealized Appreciation (Depreciation) on:
Foreign Currency Translations	1,842	(6)
Investments	(3,302,708)	361,458
Net Change in Unrealized Appreciation (Depreciation)	(3,300,866)	361,452
Net Realized and Change in Unrealized Gain (Loss) on Investments	(2,140,360)	306,433
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,834,683	$377,475

The accompanying notes are an integral part of the financial statements.

30	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	USCF SummerHaven
	Dynamic Commodity Strategy		USCF Gold Strategy Plus
	No K-1 Fund		Income Fund
	For the Period		For the
	Ended		Period Ended
	December 31,	For the Year	December 31,	For the Year
	2025	Ended	2025	Ended
	(unaudited)	June 30, 2025	(unaudited)	June 30, 2025
Operations:
Net Investment Income (Loss)	$4,056,585	$2,517,085	$258,871	$412,343
Net Realized Gain (Loss)	10,629,216	4,877,609	3,293,447	2,536,921
Net Change in Unrealized Appreciation (Depreciation)	(2,877,325)	663,515	(254,375)	(75,327)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,808,476	8,058,209	3,297,943	2,873,937

Distributions to Shareholders from:
Distributable Earnings	(10,111,486)	(1,869,513)	(2,769,684)	(750,948)

Shareholder Transactions:
Proceeds from Shares Sold	128,552,263	202,460,097	39,685,147	8,812,437
Cost of Shares Redeemed	(17,279,301)	(61,996,726)	(42,804,177)	(3,693,990)
Net Increase (Decrease) in Net Assets from Shares Transactions	111,272,962	140,463,371	(3,119,030)	5,118,447
Net Increase (Decrease) in Net Assets	112,969,952	146,652,067	(2,590,771)	7,241,436

Net Assets:
Beginning of Period	168,927,467	22,275,400	14,765,679	7,524,243
End of Period	$281,897,419	$168,927,467	$12,174,908	$14,765,679

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	7,825,000	1,150,000	425,000	275,000
Shares Issued	5,700,000	9,725,000	1,100,000	275,000
Shares Redeemed	(750,000)	(3,050,000)	(1,175,000)	(125,000)
Shares Outstanding, End of Period	12,775,000	7,825,000	350,000	425,000

The accompanying notes are an integral part of the financial statements.

31

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (continued)

			USCF Energy Commodity
	USCF Sustainable Battery		Strategy Absolute Return
	Metals Strategy Fund		Fund
	For the Period		For the
	Ended		Period Ended
	December 31,	For the Year	December 31,	For the Year
	2025	Ended	2025	Ended
	(unaudited)	June 30, 2025	(unaudited)	June 30, 2025
Operations:
Net Investment Income (Loss)	$24,189	$42,858	$42,496	$126,517
Net Realized Gain (Loss)	290,260	(484,166)	(441,865)	(130,356)
Net Change in Unrealized Appreciation (Depreciation)	552,375	373,703	51,676	(222,239)
Net Increase (Decrease) in Net Assets Resulting from Operations	866,824	(67,605)	(347,693)	(226,078)

Distributions to Shareholders from:
Distributable Earnings	(33,873)	(38,350)	(70,066)	(1,072,304)

Shareholder Transactions:
Proceeds from Shares Sold	1,442,422	2,300,511	—	—
Cost of Shares Redeemed	—	(2,237,058)	—	—
Net Increase (Decrease) in Net Assets from Shares Transactions	1,442,422	63,453	—	—
Net Increase (Decrease) in Net Assets	2,275,373	(42,502)	(417,759)	(1,298,382)

Net Assets:
Beginning of Period	1,415,722	1,458,224	2,709,954	4,008,336
End of Period	$3,691,095	$1,415,722	$2,292,195	$2,709,954

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	100,000	100,000	100,000	100,000
Shares Issued	75,000	150,000	—	—
Shares Redeemed	—	(150,000)	—	—
Shares Outstanding, End of Period	175,000	100,000	100,000	100,000

The accompanying notes are an integral part of the financial statements.

32	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (concluded)

			USCF Oil Plus
	USCF Sustainable Commodity		Bitcoin
	Strategy Fund		Strategy Fund
	For the Period		For the
	Ended		Period Ended
	December 31,	For the Year	December 31,
	2025	Ended	2025(a)
	(unaudited)	June 30, 2025	(unaudited)
Operations:
Net Investment Income (Loss)	$19,736	$60,149	$(100)
Net Realized Gain (Loss)	(176,701)	(64,524)	(22,070)
Net Change in Unrealized Appreciation (Depreciation)	674,609	36,248	(8,434)
Net Increase (Decrease) in Net Assets Resulting from Operations	517,644	31,873	(30,604)

Distributions to Shareholders from:
Distributable Earnings	(48,969)	(48,499)	—

Shareholder Transactions:
Proceeds from Shares Sold	—	—	399,999
Cost of Shares Redeemed	—	—	—
Net Increase (Decrease) in Net Assets from Shares Transactions	—	—	399,999
Net Increase (Decrease) in Net Assets	468,675	(16,626)	369,395

Net Assets:
Beginning of Period	2,309,394	2,326,020	—
End of Period	$2,778,069	$2,309,394	$369,395

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	100,000	100,000	—
Shares Issued	—	—	20,000
Shares Redeemed	—	—	—
Shares Outstanding, End of Period	100,000	100,000	20,000

(a)	Commencement of Operations, December 9, 2025.

The accompanying notes are an integral part of the financial statements.

33

USCF ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	USCF Midstream Energy
	Income Fund		USCF Dividend Income Fund
	For the Period		For the
	Ended		Period Ended
	December 31,	For the Year	December 31,	For the Year
	2025	Ended	2025	Ended
	(unaudited)	June 30, 2025	(unaudited)	June 30, 2025
Operations:
Net Investment Income (Loss)	$4,975,043	$8,639,317	$71,042	$137,367
Net Realized Gain (Loss)	1,160,506	35,504,065	(55,019)	1,121,260
Net Change in Unrealized Appreciation (Depreciation)	(3,300,866)	34,476,911	361,452	(282,061)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,834,683	78,620,293	377,475	976,566

Distributions to Shareholders from:
Distributable Earnings	(17,163,381)	(14,464,971)	(51,342)	(224,815)

Shareholder Transactions:
Proceeds from Shares Sold	28,513,785	81,779,253	2,802,457	3,534,385
Cost of Shares Redeemed	(5,040,253)	(33,734,406)	(303,605)	(6,657,776)
Net Increase (Decrease) in Net Assets from Shares Transactions	23,473,532	48,044,847	2,498,852	(3,123,391)
Net Increase (Decrease) in Net Assets	9,144,834	112,200,169	2,824,985	(2,371,640)

Net Assets:
Beginning of Period	385,457,682	273,257,513	3,446,358	5,817,998
End of Period	$394,602,516	$385,457,682	$6,271,343	$3,446,358

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	7,550,000	6,510,000	115,000	215,000
Shares Issued	570,000	1,690,000	90,000	120,000
Shares Redeemed	(100,000)	(650,000)	(10,000)	(220,000)
Shares Outstanding, End of Period	8,020,000	7,550,000	195,000	115,000

The accompanying notes are an integral part of the financial statements.

34	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the
	Period Ended
	December 31,
	2025		For the Year Ended June 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.59		$19.37	$16.91	$23.57	$20.55	$13.17
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.38		0.76	0.85	0.57	(0.09)	(0.09)
Net Realized and Unrealized Gain (Loss)	0.91		2.61	1.95	(0.87)	6.67	7.47
Total Income (Loss) from Operations	1.29		3.37	2.80	(0.30)	6.58	7.38

Less Distributions From:
Net Investment Income (Loss)	(0.81)		(1.15)	(0.34)	(6.36)	(3.56)	—
Total Distributions	(0.81)		(1.15)	(0.34)	(6.36)	(3.56)	—
Net Assets Value, End of Period	$22.07		$21.59	$19.37	$16.91	$23.57	$20.55

Total Return(b)	5.92%		18.17%	16.71%	(1.75)%	37.52%	56.04%
Net Assets, End of Period (thousands)	$281,897		$168,927	$22,275	$8,456	$10,607	$8,220
Ratios of Average Net Assets:
Gross Expenses(c)	0.80%		0.80%	0.80%	0.80%	0.80%	0.80%
Net Expenses(c)	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss)	3.29	%(d)	3.73%	4.62%	2.97%	(0.42)%	(0.56)%
Portfolio Turnover Rate(e)	0%		0%	0%	0%	0%	0%

(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(c)	USCF Advisers LLC has contractually agreed, through October 31, 2026, to waive 0.20% of its management fee.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

35

USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the
	Period Ended					For the
	December 31,					Period Ended
	2025		For the Year Ended June 30,			June 30,
	(Unaudited)		2025	2024	2023	2022(a)
Net Asset Value, Beginning of Period	$34.74		$27.36	$25.07	$25.43	$25.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.68		1.27	1.23	0.75	(0.03)
Net Realized and Unrealized Gain (Loss)	8.51		8.40	2.96	(0.12)	0.63
Total Income (Loss) from Operations	9.19		9.67	4.19	0.63	0.60

Less Distributions From:
Net Investment Income (Loss)	(9.13)		(2.29)	(1.90)	(0.99)	(0.17)
Total Distributions	(9.13)		(2.29)	(1.90)	(0.99)	(0.17)
Net Assets Value, End of Period	$34.80		$34.74	$27.36	$25.07	$25.43

Total Return(c)	25.77%		36.84%	17.62%	2.71%	2.38%
Net Assets, End of Period (thousands)	$12,175		$14,766	$7,524	$3,134	$3,178
Ratios of Average Net Assets:
Expenses	0.45	%(d)	0.45%	0.45%	0.45%	0.45	%(d)
Net Investment Income (Loss)	3.54	%(d)	4.06%	4.79%	3.00%	(0.17	)%(d)
Portfolio Turnover Rate(e)	0%		0%	0%	0%	0%

(a)	Commencement of Operations, November 2, 2021.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

36	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the
	Period Ended				For the
	December 31,		For the Year Ended		Period Ended
	2025		June 30,		June 30,
	(Unaudited)		2025	2024	2023(a)
Net Asset Value, Beginning of Period	$14.16		$14.58	$22.40	$25.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.23		0.42	0.61	0.37
Net Realized and Unrealized Gain (Loss)	6.89		(0.46)	(7.83)	(2.97)
Total Income (Loss) from Operations	7.12		(0.04)	(7.22)	(2.60)

Less Distributions From:
Net Investment Income (Loss)	(0.19)		(0.38)	(0.60)	—
Total Distributions	(0.19)		(0.38)	(0.60)	—
Net Assets Value, End of Period	$21.09		$14.16	$14.58	$22.40

Total Return(c)	50.37%		0.01%	(32.60)%	(10.27)%
Net Assets, End of Period (thousands)	$3,691		$1,416	$1,458	$2,240
Ratios of Average Net Assets:
Gross Expenses	0.79%		0.79%	0.79%	0.79%
Net Expenses(d)	0.59	%(e)	0.59%	0.59%	0.59	%(e)
Net Investment Income (Loss)	2.67	%(e)	3.04%	3.52%	3.41	%(e)
Portfolio Turnover Rate(f)	10%		138%	38%	10%

(a)	Commencement of Operations, January 10, 2023.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	USCF Advisers LLC has contractually agreed, through October 31, 2026, to waive 0.20% of its management fee.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

37

USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the
	Period Ended				For the
	December 31,		For the Year Ended		Period Ended
	2025		June 30,		June 30,
	(Unaudited)		2025	2024	2023(a)
Net Asset Value, Beginning of Period	$27.10		$40.08	$30.90	$30.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.42		1.27	1.60	0.19
Net Realized and Unrealized Gain (Loss)	(3.90)		(3.53)	9.10	0.71
Total Income (Loss) from Operations	(3.48)		(2.26)	10.70	0.90

Less Distributions From:
Net Investment Income (Loss)	(0.70)		(10.72)	(1.52)	—
Total Distributions	(0.70)		(10.72)	(1.52)	—
Net Assets Value, End of Period	$22.92		$27.10	$40.08	$30.90

Total Return(c)	(12.88)%		(6.04)%	35.71%	2.99%
Net Assets, End of Period (thousands)	$2,292		$2,710	$4,008	$3,090
Ratios of Average Net Assets:
Expenses	0.79	%(d)	0.79%	0.79%	0.79	%(d)
Net Investment Income (Loss)	3.15	%(d)	3.86%	4.45%	3.88	%(d)
Portfolio Turnover Rate(e)	0%		0%	0%	49%

(a)	Commencement of Operations, May 4, 2023.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

38	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the		For the
	Period Ended		Year	For the
	December 31,		Ended	Period Ended
	2025		June 30,	June 30,
	(Unaudited)		2025	2024(a)
Net Asset Value, Beginning of Period	$23.09		$23.26	$30.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.20		0.60	0.76
Net Realized and Unrealized Gain (Loss)	4.98		(0.29)	(7.13)
Total Income (Loss) from Operations	5.18		0.31	(6.37)

Less Distributions From:
Net Investment Income (Loss)	(0.49)		(0.48)	(0.37)
Total Distributions	(0.49)		(0.48)	(0.37)
Net Assets Value, End of Period	$27.78		$23.09	$23.26

Total Return(c)	27.57%		1.46%	(21.38)%
Net Assets, End of Period (thousands)	$2,778		$2,309	$2,326
Ratios of Average Net Assets:
Gross Expenses	0.79%		0.79%	0.79%
Net Expenses(e)	0.41	%(d)	0.33%	0.34	%(d)
Net Investment Income (Loss)	1.54	%(d)	2.62%	3.35%
Portfolio Turnover Rate(f)	0%		14%	8%

(a)	Commencement of Operations, August 8, 2023.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	USCF Advisers LLC has contractually agreed, through October 31, 2026, to waive 0.20% of its management fee.
(f)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

39

USCF ETF TRUST

USCF OIL PLUS BITCOIN STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the
	Period Ended
	December 31,
	2025(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$20.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	(0.01)
Net Realized and Unrealized Gain (Loss)	(1.52)
Total Income (Loss) from Operations	(1.53)

Net Assets Value, End of Period	$18.47

Total Return(c)	(7.60)%
Net Assets, End of Period (thousands)	$370
Ratios of Average Net Assets:
Expenses	0.89	%(d)
Net Investment Income (Loss)	(0.44	)%(d)
Portfolio Turnover Rate(e)	0%

(a)	Commencement of Operations, December 9, 2025.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing in-kind creations or redemptions.

40	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the
	Period Ended						For the
	December 31,						Period Ended
	2025		For the Year Ended June 30,				June 30,
	(Unaudited)		2025	2024	2023	2022	2021(a)
Net Asset Value, Beginning of Period	$51.05		$41.98	$34.21	$31.16	$29.35	$24.29
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.65		1.21	1.17	1.02	0.84	0.21
Net Realized and Unrealized Gain (Loss)	(0.31)		9.87	8.47	3.79	2.30	5.09
Total Income (Loss) from Operations	0.34		11.08	9.64	4.81	3.14	5.30

Less Distributions From:
Net Investment Income (Loss)	(0.98)		(1.60)	(1.06)	(0.83)	(0.81)	(0.18)
Capital Gain	(1.21)		(0.41)	(0.81)	(0.14)	—	—
Return of Capital	—		—	—	(0.79)	(0.52)	(0.06)
Total Distributions	(2.19)		(2.01)	(1.87)	(1.76)	(1.33)	(0.24)
Net Assets Value, End of Period	$49.20		$51.05	$41.98	$34.21	$31.16	$29.35

Total Return(c)	0.71%		26.71%	28.92%	15.56%	10.74%	21.83%
Net Assets, End of Period (thousands)	$394,603		$385,458	$273,258	$205,238	$151,122	$99,785
Ratios of Average Net Assets:
Gross Expenses	0.85%		0.85%	0.85%	0.85%	0.85%	0.85	%(d)
Net Expenses(e)	0.77	%(d)	0.85%	0.85%	0.85%	0.85%	0.85	%(d)
Net Investment Income (Loss)	2.56	%(d)	2.49%	3.13%	3.04%	2.68%	2.80	%(d)
Portfolio Turnover Rate(f)	12%		41%	21%	17%	18%	8%

(a)	Commencement of Operations, March 23, 2021.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	Effective October 1, 2025, USCF Advisers LLC has contractually agreed, through October 31, 2026, to waive 0.16% of its management fee.
(f)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing in-kind creations or redemptions.

41

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the
	Period Ended						For the
	December 31,						Period Ended
	2025		For the Year Ended June 30,				June 30,
	(Unaudited)		2025	2024	2023		2022(a)
Net Asset Value, Beginning of Period	$29.97		$27.06	$25.23	$23.42		$25.18
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.45		0.83	0.74	0.73		0.06
Net Realized and Unrealized Gain (Loss)	2.06		3.73	1.81	2.30		(1.82)
Total Income (Loss) from Operations	2.51		4.56	2.55	3.03		(1.76)

Less Distributions From:
Net Investment Income (Loss)	(0.32)		(0.95)	(0.72)	(1.22)		—
Capital Gain	—		(0.70)	—	(0.00	)(c)	—
Total Distributions	(0.32)		(1.65)	(0.72)	(1.22)		—
Net Assets Value, End of Period	$32.16		$29.97	$27.06	$25.23		$23.42

Total Return(d)	8.41%		17.06%	10.32%	11.19%		(7.00)%
Net Assets, End of Period (thousands)	$6,271		$3,446	$5,818	$5,676		$5,270
Ratios of Average Net Assets:
Expenses	0.65	%(e)	0.64%	0.65%	0.65%		0.65	%(e)
Net Investment Income (Loss)	2.90	%(e)	2.82%	2.87%	2.95%		4.44	%(e)
Portfolio Turnover Rate(f)	29%		24%	28%	39%		0%

(a)	Commencement of Operations, June 7, 2022.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Greater than $(0.005).
(d)	Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

42	Semi-Annual Financial Statements December 31, 2025

USCF ETF TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

NOTE 1 – ORGANIZATION

The USCF ETF Trust (the “Trust”) was organized as a Delaware statutory trust in accordance with a Declaration of Trust dated November 6, 2013. The Declaration of Trust was amended and restated on June 16, 2014. The Trust is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2025, the Trust has established eight investment portfolios that are operational, each of which is an exchange-traded fund (“ETF”): the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”), the USCF Gold Strategy Plus Income Fund (“USG”), the USCF Sustainable Battery Metals Strategy Fund (“ZSB”), the USCF Energy Commodity Strategy Absolute Return Fund (“USE”), the USCF Sustainable Commodity Strategy Fund (“ZSC”), the USCF Oil Plus Bitcoin Strategy Fund (“WTIB”), the USCF Midstream Energy Income Fund (“UMI”) and the USCF Dividend Income Fund (“UDI”), (each a “Fund” and collectively, the “Funds”). Shares of the Trust’s series trade on the NYSE Arca Equity, Inc. (“NYSE Arca”).

The following table provides information regarding each Fund’s diversification status, date of commencement of operations and listing date:

		Diversification	Commencement	NYSE Arca
		Policy	of Operations	Listing Date
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	SDCI	Non-diversified	May 2, 2018	May 3, 2018
USCF Gold Strategy Plus Income Fund	USG	Non-diversified	November 2, 2021	November 3, 2021
USCF Sustainable Battery Metals Strategy Fund	ZSB	Non-diversified	January 10, 2023	January 11, 2023
USCF Energy Commodity Strategy Absolute Return Fund	USE	Non-diversified	May 4, 2023	May 5, 2023
USCF Sustainable Commodity Strategy Fund	ZSC	Non-diversified	August 8, 2023	August 9, 2023
USCF Oil Plus Bitcoin Strategy Fund	WTIB	Non-diversified	December 9, 2025	December 10, 2025
USCF Midstream Energy Income Fund	UMI	Non-diversified	March 23, 2021	March 24, 2021
USCF Dividend Income Fund	UDI	Diversified	June 7, 2022	June 8, 2022

Other series or portfolios may be added to the Trust in the future.

43

The following table provides information regarding the adviser (or sub-adviser) of each Fund (or its wholly owned subsidiary, as applicable):

			Subsidiary	Adviser of	Sub-adviser of
	ADVISER	Sub-adviser	Account	Subsidiary	Subsidiary
SummerHaven
Investment
	USCF Advisers LLC		USCF Cayman	USCF	Management, LLC
SDCI	(the “Adviser”)	N/A	Commodity 2	Advisers LLC	(“SummerHaven”)
			USCF Cayman	USCF
USG	USCF Advisers LLC	SummerHaven	Commodity 4	Advisers LLC	SummerHaven
			USCF Cayman	USCF
ZSB	USCF Advisers LLC	N/A	Commodity 5	Advisers LLC	N/A
			USCF Cayman	USCF
USE	USCF Advisers LLC	N/A	Commodity 3	Advisers LLC	N/A
			USCF Cayman	USCF
ZSC	USCF Advisers LLC	N/A	Commodity 7	Advisers LLC	N/A
			USCF Cayman	USCF
WTIB	USCF Advisers LLC	N/A	Commodity 10	Advisers LLC	N/A
Miller/Howard Investments,
UMI	USCF Advisers LLC	Inc. (“Miller/Howard”)	N/A	N/A	N/A
UDI	USCF Advisers LLC	Miller/Howard	N/A	N/A	N/A

The Adviser has been registered as an investment adviser with the Securities Exchange Commission (the “SEC”) since July 1, 2014, and is a wholly owned subsidiary of USCF Investments, Inc. (formerly Wainwright Holdings, Inc.).

The Trust and all its portfolios have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each portfolio operates in its own segment and derives its revenues from investments made in accordance with the defined investment strategy of the respective portfolio, as prescribed in the prospectus. The Chief Operating Decision Maker (“CODM”) is the Adviser, USCF Advisers LLC. The CODM monitors the operating results of each portfolio as part of making decisions for allocating resources and evaluating performance.

44	Semi-Annual Financial Statements December 31, 2025

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Funds are investment companies and follow the accounting and reporting guidance in FASB Topic 946 – “Financial Services – Investment Companies.”

Commodity Pools

Each of SDCI, USG, ZSB, USE, ZSC and WTIB (each a “Commodity Pool Fund” and collectively, “the Commodity Pool Funds”) and their respective Subsidiaries invest in commodity interests and are considered commodity pools. As a result, the Commodity Pool Funds and their respective Subsidiaries are subject to further regulation by the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”). The NFA is the self-regulatory organization for the U.S. derivatives industry. The Commodity Pool Funds and their respective Subsidiaries operate in accordance with CFTC and NFA rules.

The Adviser has registered as a commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”) with respect to the Commodity Pool Funds and their respective Subsidiaries. Accordingly, the Adviser is subject to regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the CFTC and the NFA, including antifraud provisions, disclosure requirements, and reporting and recordkeeping requirements. The Adviser is also subject to supervision and oversight by the CFTC and NFA.

45

Investment transactions

Investment transactions are recorded on a trade-date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Distributions received on investments that represent a return of capital or capital gain are reclassified as a reduction of cost of investments and/or as a realized gain. Withholding on foreign dividends have been provided for in accordance with the Adviser’s understanding of the applicable country’s tax rules and rates.

Foreign Taxes

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as Cash on the Consolidated Statements of Assets and Liabilities and Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Calculation of Net Asset Value

The NAV of a Fund’s shares is calculated each day the national securities exchanges are open for trading. The NAV for SDCI is generally calculated at 2:30 p.m. Eastern Time. For UMI, USG, UDI, ZSB, USE, ZSC and WTIB, the NAV is calculated as of the close of regular trading on NYSE Arca, generally 4:00 p.m. Eastern Time. For each Fund, the time at which its NAV is calculated as described herein is its “NAV Calculation Time.” If regular trading on NYSE Arca closes earlier than a Fund’s NAV Calculation Time, such Fund’s NAV will be calculated as of that earlier time. NAV per share is calculated by dividing the Fund’s net assets by the number of the Fund’s outstanding shares.

In calculating its NAV, a Fund generally values its assets based on market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

46	Semi-Annual Financial Statements December 31, 2025

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. Investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event, occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The value of the Funds’ assets that trade in markets outside the United States may fluctuate on days that foreign markets are open (which may include non-business days). As such, the value of a Fund’s investments may change on days when you will not be able to purchase or redeem the Fund’s shares.

Securities

Investments by any Fund in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (“NYSE”). If on a particular day an exchange- listed security does not trade, then the mean between the closing bids and asked prices will be used. In the case of securities listed on more than one national securities exchange, the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded will be used. If there were no sales on that exchange, the last quoted sale on the other exchange will be used.

For securities held by any Fund that are traded on the NASDAQ, the NASDAQ Official Closing Price (e.g., the NASDAQ Closing Cross price, if available) is used. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price or NASDAQ Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

Securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value determined in good faith in accordance with the Trust’s Fair Value Pricing Procedures, which are approved by the Board of Trustees (the “Board”). Rule 2a-5 under the 1940

47

Act sets forth the requirements for determining fair value in good faith. Pursuant to Rule 2a-5, the Board, including a majority of Trustees who are not “interested persons” of the Trust, as such term is defined in the 1940 Act, designated the Adviser to perform fair value determinations and act as “valuation designee.” As valuation designee, the Adviser must (i) periodically assess and manage valuation risks; (ii) establish and apply fair value methodologies; (iii) test fair value methodologies; (iv) oversee and evaluate independent pricing services; (v) provide the Board with the reporting required under Rule 2a-5; and (vi) maintain records as required under Rule 31a-4 under the 1940 Act.

See “Fair Value Measurement” section for additional information regarding fair value of investments and other financial instruments.

Master Limited Partnerships

UMI may invest up to 25% of its total assets in certain master limited partnerships (“MLPs”). An MLP is a business venture that exists in the form of a publicly traded limited partnership.

UMI’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit that UMI derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses.

An investment in MLP units involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership.

Treasuries

The Funds may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by U.S. federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

48	Semi-Annual Financial Statements December 31, 2025

Money Market Instruments

The Funds may invest a portion of their assets in high-quality money market instruments on an ongoing basis. The instruments in which the Funds may invest include: (1) short-term obligations issued by the U.S. government; (2) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (3) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by S&P Global, or, if unrated, of comparable quality as determined by the Adviser or Sub-Adviser; and (4) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non- negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Physical Gold

USG invests in physical gold by acquiring COMEX Gold Warrants evidencing ownership of physical gold bars in a COMEX-approved depository. Although COMEX Gold Warrants are not directly tradeable, the Fund acquires them by purchasing COMEX gold futures contracts and accepting physical delivery to settle the futures contract. The Fund is able to sell its interests in COMEX Gold Warrants by selling COMEX gold futures contracts and delivering the warrants to physically settle the futures contract.

COMEX Gold Warrants are linked to specific bars with identifiable and unique brands and serial numbers stored in an exchange-approved gold depository. USG does not custody physical gold and will not take possession of physical gold at any time.

Gold Call Options

USG follows a “buy-write” (also called a covered call) investment strategy in which it buys Gold Investments (e.g., gold warrants, futures contracts, and other gold related derivative instruments), and also writes (or sells) call options that are fully “covered” (or collateralized) by the Gold Investments. Generally, a call option on gold gives the holder the right, but not the obligation, to buy gold at a specific price, called the strike price, for a certain amount of time. If the market price of gold rises above the strike price before the option expires, the holder can make a profit by exercising the option to purchase the gold at the strike price and then selling the gold at the current market price. Accordingly, purchasers of the gold call options sold by the Fund will pay a premium for the right to exercise the option at the strike price on a future date, and the Fund will earn money by retaining this premium.

49

Conversely, if the market price of gold falls and then remains below the strike price, the option holder would not make any profit by exercising the option, and the seller of the option will make a profit on the premium.

The Sub-Adviser to USG will cause USG to write options as part of its investment strategy to generate option premium profits for the Fund. The Fund does not intend to engage in options trading as a strategy, but rather intends to make a profit solely by retaining the premium received when the Fund issues the options.

USG will never sell call options on more than 100% of the notional amount of the Fund’s portfolio of Gold Investments, meaning that the Fund will not utilize leverage.

Futures

A commodities futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its futures commission merchant (“FCM”) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn taxable interest income on its initial margin deposits. Additionally, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities in an account with the FCM. See total amounts at, and due from the broker on the Consolidated Statements of Assets and Liabilities.

50	Semi-Annual Financial Statements December 31, 2025

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin may be calculated such that (i) both profits and losses on the contract are exchanged daily between the exchange and the Fund, or (ii) only the losses are realized daily, and profits are only realized at the end of the contract. Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the FCM of the amount one would owe the other if the futures contract expired. In accordance with ASC 946-310-45, the variation margin is shown separately on the Consolidated Statements of Assets and Liabilities. In computing daily NAV, the Fund will mark to market its open futures positions.

Although some futures contracts call for making or taking delivery of the underlying assets, the Funds are not permitted to make or take delivery, and these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange).

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if a Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so.

A summary of the open futures contracts as of December 31, 2025, is included in a table within each of the Commodity Pool Funds’ respective Consolidated Schedule of Investments.

51

The following table summarizes the value of the Commodity Pool Funds’ respective derivative instruments held as of December 31, 2025, presented by primary underlying risk exposure:

		Asset Derivatives*		Liability Derivatives*
				Consolidated
		Consolidated Statements		Statements of
		of Assets and Liabilities		Assets and Liabilities
		Location	Fair Value	Location	Fair Value
SDCI	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	$3,161,122	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	$(5,764,488)

USG	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	—	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(359,240)

	Commodity Written Option Contracts	Written Call Options, at Fair Value	—	Written Call Options, at Fair Value	(5,600)

ZSB	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	477,631	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	—

USE	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	182,031	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(42,350)

ZSC	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	139,041	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(42,965)

WTIB	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	—	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(8,956)

*	Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Consolidated Schedule of Investments. Variation margin receivable/(payable) and receivable/(payable) for open futures contracts is disclosed separately within the Consolidated Statements of Assets and Liabilities.

52	Semi-Annual Financial Statements December 31, 2025

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Commodity Pool Funds’ respective earnings during the period ended December 31, 2025, and the related location in the accompanying Consolidated Statements of Operations is summarized in the following tables by primary underlying risk exposure:

The Effect of Derivative Instruments on the Consolidated Statements of Operations

		Period Ended December 31, 2025
			Change in Unrealized
		Realized Gain (Loss)	Appreciation (Depreciation)
	Risk Type	on Derivatives	on Derivatives
SDCI	Commodity Futures Contracts	$10,631,662	$(2,877,325)

USG	Commodity Futures Contracts	2,988,723	(270,930)

	Commodity Written Option Contracts	304,915	16,555

ZSB	Commodity Futures Contracts	282,109	462,320

USE	Commodity Futures Contracts	(441,651)	51,676

ZSC	Commodity Futures Contracts	(11,337)	21,971

WTIB	Commodity Futures Contracts	(22,075)	(8,956)

For the period ended December 31, 2025, the average monthly volume of derivatives for each of the Commodity Pool Funds were as follows:

		Commodity
	Commodity	Written
	Futures Contracts	Option Contracts
	(Notional Value)	(Fair Value)
SDCI	$239,546,629	$—
USG	13,094,329	(52,867)
ZSB	1,692,477	—
USE	741,736	—
ZSC	1,375,106	—
WTIB	69,664	—

53

Fair Value Measurement

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument or an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Call option contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

United States Treasury Obligations are valued at amortized cost, which is deemed to approximate fair value, each business day and are categorized as Level 2.

54	Semi-Annual Financial Statements December 31, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

For equity securities, the Trust has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the open of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security.

As a result, it is possible that fair value prices will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2 in the fair value hierarchy.

The following tables summarize the valuations at December 31, 2025, for the Funds, using the fair value hierarchy:

SDCI

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Commodity Futures Contracts*	$3,161,122	$3,161,122	$—	$—
Total	$3,161,122	$3,161,122	$—	$—

Liabilities	Total	Level 1	Level 2	Level 3
Exchange-Traded Commodity Futures Contracts*	$(5,764,488)	$(5,764,488)	$—	$—
Total	$(5,764,488)	$(5,764,488)	$—	$—

USG

Liabilities	Total	Level 1	Level 2	Level 3
Commodity Written Option Contracts	$(5,600)	$(5,600)	$—	$—
Exchange-Traded Commodity Futures Contracts*	(359,240)	(359,240)
Total	$(364,840)	$(364,840)	$—	$—

ZSB

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$470,043	$470,043	$—	$—
Exchange-Traded Commodity Futures Contracts*	477,631	477,631
Total	$947,674	$947,674	$—	$—

USE

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Commodity Futures Contracts*	$182,031	$182,031	$—	$—
Total	$182,031	$182,031	$—	$—

55

USE (continued)

Liabilities	Total	Level 1	Level 2	Level 3
Exchange-Traded Commodity Futures Contracts*	$(42,350)	$(42,350)	$—	$—
Total	$(42,350)	$(42,350)	$—	$—

ZSC

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$780,737	$780,737	$—	$—
Exchange-Traded Commodity Futures Contracts*	139,041	139,041	—	—
Total	$919,778	$919,778	$—	$—

Liabilities	Total	Level 1	Level 2	Level 3
Exchange-Traded Commodity Futures Contracts*	$(42,965)	$(42,965)	$—	$—
Total	$(42,965)	$(42,965)	$—	$—

WTIB

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$130,331	$130,331	$—	$—
Total	$130,331	$130,331	$—	$—

Liabilities	Total	Level 1	Level 2	Level 3
Short-Term Investments	$—	$—	$—	$—
Exchange-Traded Commodity Futures Contracts*	$(8,956)	$(8,956)
Total	$(8,956)	$(8,956)	$—	$—

UMI

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$271,472,713	$271,472,713	$—	$—
Master Limited Partnerships	112,987,243	112,987,243	—	—
Exchange-Traded Funds	6,837,530	6,837,530	—	—
Money Market Funds	1,133,410	—	1,133,410	—
Total	$392,430,896	$391,297,486	$1,133,410	$—

UDI

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$6,182,168	$6,182,168	$—	$—
Money Market Funds	71,040	—	71,040	—
Total	$6,253,208	$6,182,168	$71,040	$—

*	Net unrealized appreciation/(depreciation) as presented in the Consolidated Schedule of Investments.

There were no transfers into or out of Level 3 for the period ended December 31, 2025.

For further information regarding security characteristics, see the Consolidated Schedule of Investments and the Schedule of Investments.

56	Semi-Annual Financial Statements December 31, 2025

Income

Dividend income is recorded on the ex-dividend date, as soon as information is available to the Funds. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Commodity futures contracts, forward contracts, physical commodities, and related options are recorded on the trade date. All such transactions are recorded on the identified cost basis and marked to market daily. Unrealized gains or losses on open contracts are reflected in the Consolidated Statements of Assets and Liabilities and represent the difference between the original contract amount and the market value (as determined by exchange settlement prices for futures contracts and related options and cash dealer prices at a predetermined time for forward contracts, physical commodities, and their related options) as of the last business day of the period or as of the last date of the consolidated financial statements. Changes in the unrealized gains or losses between periods are reflected in the Consolidated Statements of Operations.

UMI invests in MLPs which make distributions that are primarily attributable to return of capital. UMI records investment income and return of capital in the Statements of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year-ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceeds its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

Federal and Other Taxes

It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. The Funds intend to qualify for and to elect treatment each as a separate regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

57

As of and during the period ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction and Delaware, which are subject to the examination of the Internal Revenue Service (“IRS”) for a period of three fiscal years after they are filed.

The Funds follow ASC 740 “Income Taxes,” which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements.

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences, which are primarily due to tax treatment of redemptions in-kind, return of capital distributions and wholly-owned subsidiaries as of June 30, 2025, were reclassified to the following accounts:

	SDCI	USG	ZSB	USE	ZSC	UMI	UDI
Paid In Capital	$4,182,698	$2,190,188	$(332,085)	$(1,058,073)	$10,702	$18,575,575	$1,137,836
Total Distributable Earnings/ (Accumulated Loss)	$(4,182,698)	$(2,190,188)	$332,085	$1,058,073	$(10,702)	$(18,575,575)	$(1,137,836)

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken with the 2025 tax returns. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the IRS.

Dividends and Distributions

Each Fund intends to pay out dividends on an annual basis, except for USG, which intends to pay dividends on a quarterly basis, and UDI and UMI, which intend to pay dividends on a monthly basis. Nonetheless, each Fund may not make a dividend payment annually, quarterly or monthly, as applicable. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

58	Semi-Annual Financial Statements December 31, 2025

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income to the extent of a Fund’s current and accumulated earnings and profits. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of realized net long-term capital gains over realized net short-term capital losses) that are properly reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced maximum rates. Distributions of short-term capital gain will be taxable as ordinary income. Distributions of investment income properly reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at the same rates applicable to long-term capital gains, provided holding periods and other requirements are met by the Fund and the shareholder. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a non-taxable return of capital to the extent of a shareholder’s basis in the shares, and thereafter, as gain from the sale of shares. A shareholder’s basis in its shares will be reduced by the amount of any distribution treated as a non-taxable return of capital.

In general, distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and, thus, were included in the price you paid for your shares).

Distributions (other than Capital Gain Dividends and dividends properly reported by us as interest-related dividends or short-term capital gain dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

The Trust (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. In addition, even if shareholders have provided appropriate certifications to the intermediary through which they hold shares, such withholding may apply if the intermediary is a foreign intermediary unless such foreign intermediary either enters into an agreement with the IRS regarding reporting or is located in a jurisdiction that has entered into an Intergovernmental Agreement with the IRS and such foreign intermediary is in compliance with the terms of such intergovernmental agreement and any enabling legislation or administrative actions.

59

Foreign Currency Translation

Non-U.S. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date the income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Indemnification

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 – RISKS

The Funds’ risks include, but are not limited, to the following:

Cayman Subsidiary Risk

With respect to an investment in the Commodity Pool Funds, there is additional risk related to the Subsidiaries. A Subsidiary is an exempted company incorporated under the laws of the Cayman Islands and is a wholly-owned subsidiary of an individual Fund. Through their respective Subsidiaries, the Commodity Pool Funds are able to gain exposure to certain types of commodity-linked derivative instruments and satisfy RIC tax requirements. Each of the Commodity Pool Funds is the sole shareholder of their respective Subsidiaries, and it is intended that each Fund will remain the sole shareholder and will continue to control its Subsidiary.

By investing in the Subsidiary, each Commodity Pool Fund will be indirectly exposed to the risks associated with its Subsidiary’s investments. Each of the Commodity Pool Funds may invest up to 25% of its total assets in their respective Subsidiaries. The accompanying Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities,

60	Semi-Annual Financial Statements December 31, 2025

Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights for each Fund include the positions and accounts of the applicable Subsidiary. All inter-company balances and transactions, if any, have been eliminated in consolidation.

As of December 31, 2025, the Commodity Pool Funds’ and their respective Subsidiaries’ net assets were as follows:

			% of Fund
	Total Net	Subsidiary	Represented by
	Assets	Net Assets	Subsidiary’s Net Assets
SDCI	$281,897,419	$43,376,991	15.4%
USG	12,174,908	2,207,213	18.1%
ZSB	3,691,095	796,006	21.6%
USE	2,292,195	483,196	21.1%
ZSC	369,395	502,949	136.2%
WTIB	2,778,069	82,540	3.0%

Other Investment Companies Risk

An investment in other investment companies (including money market funds) is subject to the risks associated with those investment companies. To the extent a Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and will be further reduced by the Fund’s own expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Market Risk

The trading prices of equity securities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, political or social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, geopolitical disputes, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments. A Fund’s NAV and market price may fluctuate significantly due to market risk. A Fund, and its investors, could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

61

Liquidity Risk

A Fund may not always be able to liquidate its investments at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Funds to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

Fluctuation of NAV Risk

The market prices of each Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for each Fund’s shares on NYSE Arca. The Adviser cannot predict whether each Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk

Although the Funds’ shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund’s portfolio securities and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Small Fund Risk

Since USG, ZSB, USE, ZSC and UDI are small funds, there can be no assurance that they will grow to or maintain an economically viable size. While the Funds are small, they may face the risk of being delisted if they do not meet certain conditions of their listing exchange and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.

New Fund Risk

Since WTIB is a new fund, there can be no assurance that it will grow to or maintain an economically viable size.

62	Semi-Annual Financial Statements December 31, 2025

Derivatives Risk

The value of a derivative instrument, such as a Fund’s investments in commodity-linked derivative instruments, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in a Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact a Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions, such as current market conditions. These risks are greater for the Commodity Pool Funds than most other ETFs because the Funds will implement their investment strategies primarily through investments in commodity-linked derivative instruments.

Futures Risk

Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price, for example, as a futures contract approaches the expiration date, in order to avoid taking delivery of the underlying commodity the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to spot prices of the commodities in which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

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Commodities Risk

With respect to the Commodity Pool Funds, exposure to the commodities markets through investments in commodity-linked derivatives instruments may subject the Funds to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Significant changes in the value of commodities may lead to volatility in the Commodity Pool Funds’ NAV and market price.

Commodities Tax Risk

Each Commodity Pool Fund intends to qualify as a RIC under Subchapter M of the Code. If the Commodity Pool Funds qualify as RICs and satisfy certain minimum distribution requirements, they will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, a Fund must satisfy, among other things, certain source-of-income requirements. The IRS issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, each of the Commodity Pool Funds intends to gain exposure to the commodities market primarily through its investment in a Subsidiary. The Commodity Pool Funds anticipate that their inclusion of income from their Subsidiary in the Fund’s taxable income will be treated as qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of a Fund from its Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit a Fund’s ability to pursue its investment strategy and adversely affect the returns to Fund shareholders. The Commodity Pool Funds seek to manage their investments in their respective Subsidiaries and in commodities investments as necessary to maintain their qualification as RICs.

Master Limited Partnership Tax Risk

UMI’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit UMI derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being

64	Semi-Annual Financial Statements December 31, 2025

treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income at the applicable corporate tax rate. This would have the effect of reducing the amount of cash available for distribution by an MLP and could result in a significant reduction in the value of UMI’s investments. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by UMI to be taxed as dividend income to the extent of the MLP’s current or accumulated earnings and profits. To the extent a distribution received by UMI from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in the amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from an MLP may require UMI to restate the character of its distributions and amend any shareholder tax reporting previously issued. UMI will rely on information that is timely provided by MLPs to determine the tax character of the distributions to shareholders. To the extent such information is not timely provided, UMI intends to rely on its own data, and the Fund may restate the character of its distributions and amend any shareholder tax reporting previously issued. Without regard to whether the Fund restates the character of its distributions and amends any shareholder tax reporting previously provided, the shareholder may be required to report and pay tax based on the information provided by the MLPs.

ESG Investing Risk

UMI and UDI’s consideration of environmental, social, and governance (“ESG”) factors in selecting investments may limit the investment opportunities available to each Fund or exclude the securities of certain issuers for non-financial reasons. As such, UMI and UDI may invest in companies or industries that are out of favor in the market or underperforming the market, and each Fund may forego certain market opportunities available to funds that do not invest using ESG criteria. Companies that meet UMI and UDI’s ESG criteria may be more focused on long-term rather than short-term returns, and thus may underperform in the short-term and adversely impact the Fund’s short- term performance. In evaluating a company based on ESG criteria, the Sub-Adviser may use information and data from third-party providers of ESG research, which may be incomplete, inaccurate or unavailable. There is no uniform set of ESG standards, and different third-party providers may provide different or inconsistent information and data. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors.

Cash Transaction Risk

Creation and redemption transactions for certain Funds generally settle through payments consisting substantially of cash, which will cause the Funds to incur certain costs, such as brokerage costs, that it would not incur if it made solely in-kind redemptions. In addition,

65

because a Fund may be required to sell financial instruments in order to obtain the cash needed to fulfill a redemption request from an authorized participant, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

NOTE 4 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement between the Trust and the Adviser. For SDCI, USG, ZSB, ZSC, USE and WTIB, the Adviser also serves as investment adviser to their respective Subsidiaries pursuant to a separate investment advisory agreement. SummerHaven serves as the sub- adviser to USG, USCF Cayman Commodity 2 and USCF Cayman Commodity 4 pursuant to separate sub-advisory agreements between the Adviser and SummerHaven on behalf of USG and each applicable Subsidiary. Miller/Howard serves as the sub-adviser to UMI and UDI pursuant to a sub-advisory agreement between the Adviser and Miller/Howard on behalf of UMI and UDI.

Management Fees

Each Fund pays the Adviser a unitary management fee as compensation for its services and its assumption of Fund expenses. The Adviser is responsible for all expenses of the Funds, and any wholly-owned subsidiaries, except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel. The Adviser may voluntarily waive any portion of its management fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion. The fees paid to the Adviser are accrued daily and paid monthly. The Subsidiaries do not pay separate fees to the Adviser. The following table lists the total management fee paid by each Fund.

Fund	Management Fee
SDCI	0.80%
USG	0.45%
ZSB	0.79%
USE	0.79%
ZSC	0.79%
WTIB	0.89%
UMI	0.85%
UDI	0.65%

66	Semi-Annual Financial Statements December 31, 2025

Pursuant to a Waiver Agreement, the Adviser waives 0.20% of the management fees payable by SDCI. The agreement became effective on August 15, 2019, and has subsequently been renewed on an annual basis. The agreement will remain in effect through October 31, 2026, and may be renewed by the Adviser in its sole discretion thereafter. Waived fees are not subject to recoupment by the Adviser. Pursuant to a Waiver Agreement, the Adviser waives 0.20% of the management fees payable by ZSB. The agreement became effective on January 4, 2023, and has subsequently been renewed on an annual basis. The agreement will remain in effect through October 31, 2026, and may be renewed by the Adviser in its sole discretion thereafter. Waived fees are not subject to recoupment by the Adviser. Pursuant to a Waiver Agreement, the Adviser waives 0.20% of the management fees payable by ZSC. The agreement became effective on August 8, 2023 and has subsequently been renewed on an annual basis. The agreement will remain in effect through October 31, 2026. Waived fees are not subject to recoupment by the Adviser. Pursuant to a Waiver Agreement, the Adviser waives 0.16% of the management fees payable by UMI. The agreement became effective on October 1, 2025. The agreement will remain in effect through October 31, 2026, and may be renewed by the Adviser in its sole discretion thereafter. Waived fees are not subject to recoupment by the Adviser.

The Adviser has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to ZSC’s investments in affiliated exchange-traded funds. For the period from July 1, 2025 through December 31, 2025, the Adviser waived $2,284 of expenses to the Fund. Waived fees are not subject to recoupment by the Adviser.

SummerHaven and Miller/Howard each receive a management fee equal to a percentage of the relevant Fund’s average daily net assets for the services they provide to each Fund and/or Subsidiary. The Sub-Advisers’ fees are calculated daily and paid monthly by the Adviser out of its management fees. The following table lists the contractual sub-advisory fees paid to the Sub-Advisers.

Fund	Sub-Advisory Fee
Wholly-owned Subsidiary of SDCI	0.06%
USG	0.15%
UMI	0.38%
UDI*	0.20%

*	As compensation for its services to the Fund, the Sub-Adviser receives an annual fee based on the average daily net assets of the Fund as outlined in the table below. The sub-advisory fee is paid by the Adviser, not by the Fund.

Miller/Howard has contractually agreed through October 31, 2026 to waive 0.08% of its sub-advisory fees paid to it by the Adviser for UMI. The agreement may be amended or terminated prior to October 31, 2026 only by agreement of Miller/Howard and the Adviser, and will terminate automatically if the sub-advisory agreement between Miller/Howard

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and the Adviser with respect to UMI is terminated. After October 31, 2026, Miller/Howard and the Adviser may choose to renew or amend the agreement. Amounts waived are not subject to recoupment by Miller/Howard.

Annual Fee as a
percent of average
Assets	daily net assets
On the first $5 million ($0 - $5,000,000)	0.20%
On the next $45 million ($5,000,001–$50,000,000)	0.00%
On the next $50 million ($50,000,001–$100,000,000)	0.20%
For the portion of Total Net Assets over $100 million	0.25%

The Adviser and the Sub-Advisers (subject to the Adviser’s oversight) supervise and manage the investment portfolio of each Fund and direct the purchase and sale of each Fund’s investments.

Administrator, Custodian and Transfer Agent

The Bank of New York (“BNY”) serves as the administrator, custodian, and transfer agent for the Funds. Under the Administrative Agency Agreement with the Trust, BNY performs certain administrative, accounting, transfer agency and dividend disbursing services for the Funds and prepares certain reports filed with the SEC on behalf of the Trust and the Funds. Under the Custodian Agreement with the Trust, BNY maintains in separate accounts: cash, securities and other assets of the Funds; keeps all necessary accounts and records, and provides other services. BNY is required, upon the order of the Trust, to deliver securities held by BNY and to make payments for securities purchased by the Trust for the Funds.

Buying and Selling Fund Shares

The Funds are ETFs. This means that shares of the Funds may only be purchased and sold on a national securities exchange, such as NYSE Arca, through a broker-dealer. The price of the Funds’ shares is based on market price. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). Each Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with ALPS Distributors, Inc. (the “Distributor”) may purchase or redeem. Such institutions and large investors are referred to herein as “Authorized Participants.” Currently, Creation Units for SDCI, USG, ZSB, USE and ZSC generally consist of 25,000 shares. For UMI and UDI, Creation Units generally consist of 10,000 shares. For WTIB, Creation Units generally consist of 5,000 shares. Creation Units share amounts may change from time to time. Authorized Participants are required to pay a transaction fee of $250 for SDCI, USG, ZSB, ZSC and USE, $50 for WTIB, and $100 for UMI and UDI to compensate the Funds for brokerage and transaction expenses when purchasing Units.

68	Semi-Annual Financial Statements December 31, 2025

Each of SDCI, USG, ZSB, USE, ZSC and WTIB, generally issues and redeems Creation Units in exchange for a designated amount of cash. Each of UMI and UDI generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of UMI or UDI, as applicable, and/or a designated amount of cash.

Distributor

The Distributor serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares.

The Distributor is the distributor of the Trust. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Funds in Creation Units. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority. Fees under the Distribution Agreement are paid by the Adviser. The Adviser may, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

Licensing Agreement

SummerHaven Index Management, LLC (“SHIM”), an affiliate of SummerHaven, owns and maintains the SummerHaven Dynamic Commodity Index Total Return (SDCITR) (the “Index”). The Adviser and SHIM have entered into a licensing agreement (the “Licensing Agreement”) for the Trust’s use of the Index, for which the Adviser pays SHIM licensing fees. The licensing fees are separate from the fees paid to for sub-advisory services provided to the Subsidiary.

Investors cannot be assured of the continuation of the Licensing Agreement between SHIM and the Adviser for use of the Index. Should the Licensing Agreement between SHIM and the Adviser be terminated, the Adviser and the Board will consider available alternatives, including finding a replacement benchmark or strategy or liquidating SDCI. Termination of the Licensing Agreement may have an adverse effect on the performance and NAV of SDCI’s shares.

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NOTE 5 – INVESTMENT TRANSACTIONS – PURCHASES AND SALES

During the period ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) were as follows:

			In-Kind	In-Kind
Fund	Purchases	Sales	Creations	Redemptions
SDCI	$—	$—	$—	$—
USG	—	—	—	—
ZSB	—	—	—	—
USE	—	—	—	—
ZSC	—	976,253	—	—
WTIB	129,809	—	—	—
UMI	44,960,227	50,246,577	28,376,065	5,024,739
UDI	1,445,675	1,379,490	2,754,556	298,451

NOTE 6 – DISTRIBUTIONS AND TAXES

It is the policy of the Funds to qualify as regulated investment companies by complying with the requirements of the Code, applicable to regulated investment companies and by distributing substantially all of their earnings to shareholders. Therefore, no federal income tax provision is required.

Income distributions and return of capital distributions are determined in accordance with tax regulations, which may differ from GAAP.

NOTE 7 – CAPITAL LOSS CARRY FORWARD

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre- enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

70	Semi-Annual Financial Statements December 31, 2025

As of June 30, 2025, capital loss carryforwards were as follows:

		Short-Term	Long-Term
	Utilized in	With No	With No
Fund	Current Year	Expiration	Expiration
SDCI	$—	$—	$—
USG	—	1,122	—
ZSB	—	42,231	71,605
USE	—	91	—
ZSC	—	39,231	52,859
WTIB	—	—	—
UMI	—	—	—
UDI	—	—	15,646

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ post-October and late year losses are determined only at the end of each fiscal year. The Funds did not defer any post-October losses for the fiscal year ended June 30, 2025.

NOTE 8 – TAX COST OF INVESTMENTS

As of December 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregate gross unrealized appreciation (depreciation) on investments were as follows:

		Net Unrealized	Aggregate	Aggregate Gross
	Aggregate Tax	Appreciation	Gross Unrealized	Unrealized
Fund	Cost	(Depreciation)	Appreciation	(Depreciation)
SDCI	$—	$—	$—	$—
USG	—	—	—	—
ZSB	387,767	82,276	94,652	(12,376)
USE	—	—	—	—
ZSC	719,718	61,019	218,874	(157,855)
WTIB	129,828	522	522	—
UMI	278,589,960	113,840,936	114,069,814	(228,878)
UDI	5,789,767	463,441	623,842	(160,401)

NOTE 9 – TRUSTEES’ FEES

The Trust compensates each Trustee who is not an “interested person” of the Trust as defined in the 1940 Act. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustees who are “interested persons” of the Trust do not receive any Trustees’ fees.

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NOTE 10 – SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

72	Semi-Annual Financial Statements December 31, 2025

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (unaudited)

Board Evaluation and Approval of Continuation of the Investment Advisory Agreements of the USCF Dividend Income Fund, USCF Energy Commodity Strategy Absolute Return Fund, USCF Gold Strategy Plus Income Fund, USCF Midstream Energy Income Fund, USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund, USCF Sustainable Battery Metals Strategy Fund and USCF Sustainable Commodity Strategy Fund

At its quarterly meeting held on September 18, 2025 (the “September Meeting”), the Board of Trustees (the “Board”) of the USCF ETF Trust (the “Trust”), including a majority of Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between USCF Advisers LLC (the “Adviser”) and the Trust on behalf of the USCF Dividend Income Fund (“UDI”), USCF Energy Commodity Strategy Absolute Return Fund (“USE”), USCF Gold Strategy Plus Income Fund (“USG”), USCF Midstream Energy Income Fund (“UMI”), USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”), USCF Sustainable Battery Metals Strategy Fund (“ZSB”) and USCF Sustainable Commodity Strategy Fund (“ZSC”) (together, the “Funds”); and continuation of the investment advisory agreements (each, a “Cayman Advisory Agreement” and together with the Advisory Agreement, the “Advisory Agreements”) between the Adviser and USCF Cayman Commodity 2, SDCI’s wholly-owned Cayman subsidiary (“SDCI Subsidiary”), USCF Cayman Commodity 3, USE’s wholly-owned Cayman subsidiary (“USE Subsidiary”), USCF Cayman Commodity 4, USG’s wholly-owned Cayman subsidiary (“USG Subsidiary”), USCF Cayman Commodity 5, ZSB’s wholly-owned Cayman subsidiary (“ZSB Subsidiary”) and USCF Cayman Commodity 7, ZSC’s wholly-owned Cayman subsidiary (“ZSC Subsidiary,” and together with the SDCI Subsidiary, USE Subsidiary, USG Subsidiary and ZSB Subsidiary, the “Subsidiaries”).

In approving the Advisory Agreements, the Board considered information provided by the Adviser before and during the September Meeting, the presentations made during the September Meeting, and the comprehensive discussion during the September Meeting. The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the Advisory Agreements. The factors considered by the Board included, but were not limited to the following: (i) the personnel resources of the Adviser; (ii) the experience and expertise of the Adviser; (iii) the financial capabilities and resources of the Adviser; (iv) the compliance procedures and history of the Adviser; (v) the performance of other accounts in comparison to similarly managed funds, and of the Adviser’s other clients; (vi) the amount of the proposed advisory fees in comparison to similarly managed funds, and of the Adviser’s other clients; (vii) the estimated total expenses of each Fund in comparison to similarly

73

managed funds; (viii) the estimated profitability level of the Adviser with respect to the Advisory Agreements; (ix) the extent of any economies of scale and whether the fee structures reflect such economies of scale; (x) the existence of any collateral benefits that may be realized by the Adviser, such as affiliated brokerage arrangements or the use of soft dollars; (xi) any collateral benefits that may be realized by the Funds resulting from relationships with the Adviser; and (xii) the effect of any anticipated fee waiver and expense reimbursement arrangement. In its deliberations, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling.

In connection with their review of the Advisory Agreements, the Trustees considered the factors described below.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided, and to be provided, by the Adviser to the Funds and the Subsidiaries under their respective Advisory Agreements. The Board considered the presentations and written information given to the Board in connection with the September Meeting, including the information provided by the Adviser in response to the Board’s requests for information. The Board considered the Adviser’s business operations; the Adviser’s investment management process; the Adviser’s experience advising affiliated funds and other accounts; the experience and capability of the Adviser’s senior management and other key personnel; the Adviser’s experience in working with SummerHaven Investment Management LLC (“SummerHaven”) and Miller/Howard Investments, Inc. (“Miller/ Howard”) as sub-advisers; and the quality of the Adviser’s compliance program. The Board considered how the Adviser had retained (i) SummerHaven to provide certain services to USG, the SDCI Subsidiary and the USG Subsidiary and (ii) Miller/Howard to provide certain services to UMI and UDI. The Board also considered the Adviser’s overall financial strength and support from its ultimate parent. In addition to investment management services, the Board also considered the nature, extent, and quality of administrative, compliance, and legal services that would be, and had been, provided by, or arranged to be provided by, the Adviser. The Board concluded that the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement and Cayman Advisory Agreements would benefit the Funds, the Subsidiaries and the Funds’ shareholders.

Investment Performance. The Board reviewed the investment performance of the Funds by considering the Funds’ achievement of their respective stated objectives, the Funds’ performance compared to the performance of other funds with similar investment objectives and policies but with different advisers, and the performance of the Funds compared to their respective benchmark indices and other appropriate market indices and published fund averages. The Board concluded that the Funds were performing as expected.

Fees and Expenses. The Board compared the advisory fee of the Funds to the advisory fees of other funds managed by the Adviser and other funds managed by other advisers, but with similar investment strategies as the Funds. The Board noted that each of the

74	Semi-Annual Financial Statements December 31, 2025

Funds had a unitary fee covering most Fund expenses and, with respect to certain Funds, the sub-advisory fees. The Board noted that there was no separate fee paid to the Adviser under the Cayman Advisory Agreements with the Subsidiaries. In connection with the review of the unitary fee for SDCI, UMI, ZSB and ZSC, the Board also considered that the Adviser had agreed to a fee waiver for each Fund. After further discussion, the Board concluded that each Fund’s advisory fee, as well as the overall projected expense ratio, were acceptable considering the quality of the services the Funds expect to receive from the Adviser and the level of fees paid by similar funds.

Economies of Scale. The Board considered whether economies of scale exist with respect to the management of each Fund. It was the consensus of the Board that considering the current size of each Fund, economies of scale was not a relevant consideration at this time.

Profitability. The Board considered the anticipated profits realized, and that may be realized, by the Adviser under the Advisory Agreement and Cayman Advisory Agreements, and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. The Board also considered the impact of each Fund’s operating expenses on the Adviser’s profits. The Board remarked that at current asset levels and the advisory fees received by the Adviser for the management of each Fund, the Adviser was still not operating at a profit.

Collateral Benefits. The Board considered whether the Adviser or its affiliates may receive other benefits as a result of the Adviser’s proposed relationship with the Funds. The Board considered that the Adviser is not affiliated with any of the Funds’ service providers, and therefore will not benefit from those contractual relationships. The Board also considered portfolio trading practices, noting that the Adviser is not affiliated with any broker-dealer that would execute portfolio transactions on behalf of the Funds and would not receive the benefit of research provided by any such broker-dealer. Thereafter, the Board concluded that the Adviser and its affiliates will not receive collateral benefits that will materially affect the reasonableness of the advisory fees under the Advisory Agreement.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of counsel, the Board, including the Independent Trustees, concluded that the advisory fee is reasonable and, in light of the matters that the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Advisory Agreement and the Cayman Advisory Agreements.

Board Evaluation and Approval of Continuation of the Investment Sub-Advisory Agreements of the USCF Gold Strategy Plus Income Fund, USCF Dividend Income Fund and USCF Midstream Energy Income Fund and of USCF Cayman Commodity 2

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At the September Meeting, the Board of the Trust, including a majority of the Independent Trustees, unanimously approved the continuation of the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between (i) the Adviser and SummerHaven with respect to USG; (ii) the Adviser and Miller/Howard (together with “SummerHaven,” the “Sub-Advisers”) with respect to UDI and UMI; (iii) the Adviser and SummerHaven with respect to the SDCI Subsidiary; and (iv) the Adviser and SummerHaven with respect to the USG Subsidiary.

In approving the Sub-Advisory Agreements, the Board considered information provided by the Sub-Advisers before and during the September Meeting, the presentations made during the September Meeting, and the comprehensive discussion during the September Meeting. The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the Sub-Advisory Agreements. The factors considered by the Board included, but were not limited to the following: (i) the personnel resources of the Sub-Advisers; (ii) the experience and expertise of the Sub-Advisers; (iii) the financial capabilities and resources of the Sub-Advisers; (iv) the compliance procedures and histories of the Sub-Advisers; (v) the performance of other accounts in comparison to similarly managed funds, and of the Sub-Advisers’ other clients; (vi) the amount of the proposed sub-advisory fees in comparison to similarly managed funds, and of the Sub-Advisers’ other clients; (vii) the estimated total expenses of the Funds and the Subsidiaries and in comparison to similarly managed funds; (viii) the estimated profitability level of each of the Sub-Advisers with respect to its Sub-Advisory Agreements; (ix) the extent of any economies of scale and whether the fee structures reflect such economies of scale; (x) the existence of any collateral benefits that may be realized by a Sub-Adviser, such as affiliated brokerage arrangements or the use of soft dollars; (xi) any collateral benefits that may be realized by the Funds and the Subsidiaries resulting from their respective relationships with the Sub-Advisers; and (xii) the effect of any anticipated fee waiver and expense reimbursement arrangement. In its deliberations, the Board, including the Independent Trustees, did not identify any single factor as all- important or controlling.

In connection with their review of the Sub-Advisory Agreements, the Trustees considered the factors described below.

Nature, Extent and Quality of Services. The Board examined the nature, extent, and quality of the services provided and to be provided by the Sub-Advisers under their respective Sub-Advisory Agreements. The Board considered the written information provided to the Board prior to and during the September Meeting, including the information provided by the Adviser and the Sub-Advisers in response to the Board’s requests for information. The Board considered the Sub-Advisers’ operations and the services currently provided and to be provided to the Funds and the Subsidiaries, including trading, administrative, compliance, and marketing support services. The Board considered the Sub-Advisers’ experience advising other accounts; Miller/Howard’s experience in integrating ESG factors

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into its investment selection process; the experience and capabilities of SummerHaven in trading commodity futures; the experience and capabilities of the Sub-Advisers’ senior management and other key personnel; the Sub-Advisers’ overall financial strength; and the quality of the Sub-Advisers’ compliance programs. The Board considered that the Sub- Advisers were registered with the Securities and Exchange Commission as investment advisers and that SummerHaven had substantial experience as a commodity pool operator. The Board also considered the services provided by SummerHaven to an affiliate of the Adviser. The Board concluded that the nature, extent and quality of the services provided and to be provided by the Sub-Advisers under their respective Sub-Advisory Agreements would benefit the Funds, the Subsidiaries and the Funds’ shareholders.

Investment Performance. With respect to performance, the Board considered the performance of the Funds, as well as the manner in which SummerHaven managed the commodity positions of the Subsidiaries. The Board considered the performance of the other accounts managed by the Sub-Advisers with similar investment strategies. With respect to the Subsidiaries, the Board concluded that the Subsidiaries were performing as expected within the fund structures of SDCI and USG and as compared to SDCI’s and USG’s respective benchmark indices.

Fees and Expenses. The Board reviewed the fees to be paid to the Sub-Advisers for their services under the Sub-Advisory Agreements. The Board took into account that none of the Funds nor the Subsidiaries would pay any fees to its respective Sub-Adviser directly, and that the fees paid to a Sub-Adviser would be paid from the unitary management fee paid to the Adviser. The Board also noted that the Adviser also paid a SummerHaven affiliate a fee for licensing and services related to the index used as a benchmark by SDCI. The Board concluded that the sub-advisory fees were acceptable in light of the quality of the services that the Funds and the Subsidiaries had received and expect to receive from their applicable Sub-Adviser.

Economies of Scale. The Board considered whether the Sub-Advisers would realize economies of scale with respect to the services to be provided to the Funds and the Subsidiaries, as applicable. It was the consensus of the Board that based on the current size of the Funds, economies of scale was not a relevant consideration at this time.

Profitability. The Board considered the anticipated profits realized, and that may be realized, by the Sub-Advisers under the Sub-Advisory Agreements and the related licensing agreement (with respect to SummerHaven only), and whether the amount of profit is a fair entrepreneurial profit for the services to be provided under the Sub- Advisory Agreements. The Board noted that the Sub-Advisory Agreements and related agreements were negotiated at arms-length by the Adviser. The Board concluded that each Sub-Adviser’s expected level of profitability from its relationship with the Trust was not excessive.

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Collateral Benefits. The Board considered whether the Sub-Advisers or their affiliates may receive other benefits as a result of its relationship with the Trust. The Board acknowledged that an affiliate of SummerHaven receives fees under a licensing agreement with the Adviser, and that the Adviser relies on that agreement to use names and marks in connection with SDCI. Despite this collateral benefit for SummerHaven and its affiliates arising from the Sub-Adviser’s relationship with the Trust, the Board concluded that the fees to be paid to each Sub-Adviser were reasonable in relation to the nature, extent, and quality of services to be provided.

Conclusion. Having requested and received such information from the Adviser and the Sub-Advisers, as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements, and as assisted by the advice of counsel, the Board, including the Independent Trustees, concluded that the fees to be paid to each Sub- Adviser were reasonable and, in light of the matters that the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Sub-Advisory Agreements.

Board Evaluation and Approval of the Investment Advisory Agreements of the USCF Oil Plus Bitcoin Strategy Fund

At the September 18, 2025 meeting (the “Meeting”), the Board of Trustees (the “Board”) of USCF ETF Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), unanimously approved (i) an Investment Advisory Agreement between USCF Advisers LLC (the “Adviser”) and the Trust, on behalf of the USCF Oil Plus Bitcoin Strategy Fund (“WTIB”) (the “Advisory Agreement”) and (ii) an Investment Advisory Agreement between the Adviser and USCF Cayman Commodity 10, the wholly- owned Cayman Islands subsidiary of WTIB (the “Subsidiary”) (“the Subsidiary Advisory Agreement” and, together with the Advisory Agreement, the “Advisory Agreements”). Each of the Advisory Agreements was approved for an initial two-year term.

In approving the Advisory Agreements, the Board considered information provided by the Adviser before and during the Meeting, the presentations made during the Meeting, and the comprehensive discussion during the Meeting. The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the Advisory Agreements. The factors considered by the Board included, but were not limited to the following: (i) the personnel resources of the Adviser; (ii) the experience and expertise of the Adviser; (iii) the financial capabilities and resources of the Adviser; (iv) the compliance procedures and history of the Adviser; (v) the amount of the proposed advisory fee in comparison to similarly managed funds of the Adviser’s other clients; (vi) the estimated total expenses of WTIB in comparison to similarly managed funds; (vii) the estimated profitability level of the Adviser with respect to the Advisory Agreements; (viii) the extent of any economies of scale and whether the fee structures reflect such economies of scale; (ix) the existence of any collateral benefits

78	Semi-Annual Financial Statements December 31, 2025

that may be realized by the Adviser, such as affiliated brokerage arrangements or the use of soft dollars; and (x) any collateral benefits that may be realized by WTIB resulting from its relationships with the Adviser. In its deliberations, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling.

In connection with their review of the Advisory Agreements, the Trustees considered the factors listed below.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services expected to be provided by the Adviser to WTIB and the Subsidiary under the Advisory Agreements. The Board considered the presentations and written information given to the Board in connection with the Meeting, including the Advisory Agreements and information provided by the Adviser in response to the Board’s requests for information. The Board considered the Adviser’s business operations; the Adviser’s investment management process; the Adviser’s experience advising affiliated funds and other accounts; the experience and capability of the Adviser’s senior management and other key personnel; the Adviser’s overall financial strength; and the quality of the Adviser’s compliance program. In addition to investment management services, the Board also considered the nature, extent, and quality of administrative, compliance, and legal services that would be provided, and had been provided to other series of the Trust, by the Adviser. The Board considered the Adviser’s experience in trading oil futures contracts for other funds and the Adviser’s experience in the commodities markets in general. The Board concluded that the nature, extent and quality of the services expected to be provided by the Adviser under the Advisory Agreements would benefit WTIB and its shareholders.

Investment Performance. The Board considered that WTIB did not have an investment performance history. The Board also noted the items it would consider related to performance once WTIB became operational.

Fees and Expenses. The Board compared the proposed advisory fee for WTIB to the advisory fee of other funds managed by the Adviser and other funds with investment strategies similar to that of WTIB, acknowledging that WTIB did not have a direct competitor. The Board considered that the proposed management fee is a unitary fee and reviewed the expense ratios of comparable funds. The Board noted the proposed advisory fee rate of 89 basis points, and that the Adviser will bear the costs of various third-party services required by the Fund, including trustee fees, audit, custodial, portfolio accounting, legal, transfer agency and printing costs. After further discussion, the Board concluded that WTIB’s proposed advisory fee, as well as the overall projected expense ratio, were acceptable considering the investment strategy of WTIB, the quality of the services WTIB expects to receive from the Adviser and the level of fees paid by other funds with a focus on “enhanced” bitcoin strategies.

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Economies of Scale. The Board considered whether economies of scale exist with respect to the management of WTIB and determined that WTIB was not expected to benefit from economies of scale until it achieved sufficient asset size.

Profitability. The Board considered the anticipated profits that may be realized by the Adviser under the Advisory Agreements, and whether the amount of profit is a fair entrepreneurial profit for the management of WTIB. The Board also considered the impact of WTIB’s operating expenses on the Adviser’s profits.

Collateral Benefits. The Board considered whether the Adviser and its affiliates may receive other benefits as a result of the Adviser’s proposed relationship with WTIB. The Board noted that WTIB’s relationship with the Adviser could likely help WTIB enter into service agreements with terms more favorable than would have otherwise been available.

The Board considered that the Adviser is not affiliated with any of WTIB’s other primary service providers, and therefore will not benefit from those contractual relationships.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and with the advice of counsel, the Board, including the Independent Trustees, concluded that the advisory fee is reasonable and, in light of the matters that the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Advisory Agreements.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the Registrant’s trustees, officers and others, if any, is included in Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract is included in Item 7 of this report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

(a)(5) There was no change in the registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USCF ETF Trust

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer
(Principal Executive Officer)

Date:	3/4/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer
(Principal Executive Officer)

Date:	3/4/26

By (Signature and Title)*	/s/ Stuart P. Crumbaugh
Stuart P. Crumbaugh, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	3/4/26